As filed with the Securities and Exchange Commission on
                               February 29, 1996

                                           Registration No. 33-17486
                                                            811-5346
--------------------------------------------------------------------------
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                             ----------------
                                 FORM N-1A
                                                                    ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ----
                                                                    ----
                        Pre-Effective Amendment No.                /   /
                                                                   ----
                                                                    ----
                  Post-Effective Amendment No.    11               / X /
                                    and                            ----
                                                                    ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY    / X /
                                ACT OF 1940                        ----
                                                                    ----
                          Amendment No.    12                      / X /
                     (Check appropriate box or boxes)              ----

                              ---------------
                       PUTNAM CAPITAL MANAGER TRUST
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

          Registrant's Telephone Number, including Area Code
                                (617) 292-1000
                        --------------   ------

          It is proposed that this filing will become effective
                          (check appropriate box)

 ----
/   /       immediately upon filing pursuant to paragraph (b)
----
 ----
/          /          on    (date)     pursuant to paragraph (b)
----
 ----
/   /       60 days after filing pursuant to paragraph (a)(1)
----
 ----
/   /       on (date) pursuant to paragraph (a)(1)
----
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/    /        75 days after filing pursuant to paragraph (a)(2)
----
 ----
/    X     /  on    May 1, 1996     pursuant to paragraph (a)(2) of
   Rule     485.
----

If appropriate, check the following box:

 ----
/   /         this post-effective amendment designates a new
----                  effective date for a previously filed post-effective
              amendment.
                                  -----------

                         JOHN R. VERANI, Vice President
                          PUTNAM CAPITAL MANAGER TRUST
                             One Post Office Square
                          Boston, Massachusetts 02109
                    (Name and address of agent for service)
                                ---------------
                                    Copy to:
                           JOHN W. GERSTMAYR, Esquire
                                  ROPES & GRAY
                            One International Place
                          Boston, Massachusetts 02110
                              -------------------

    The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule
24f-2 notice for the fiscal year ended December 31,         1995    is not
required because, in accordance with Instruction B.5 to Form 24f-2, the Registrant sold no shares pursuant to Rule 24f-2 with respect to which fees
are required to be paid in such fiscal year    .
                          PUTNAM CAPITAL MANAGER TRUST

                             CROSS REFERENCE SHEET

                          (as required by Rule 481(a))

Part A

N-1A Item No.                               Location

1.  Cover Page       . . . . . . . . . . . .Cover    page

2.  Synopsis       . . . . . . . . . . . . .Omitted

3.  Condensed Financial
Information        . . . . . . . . . . . . .Financial highlights; How
                                            performance is shown

   4.                                       General Description of
Registrant       . . . . . . . . . . . . . .The Trust; Investment
                                            objectives and policies
                                                   ; Common investment
                                            policies and techniques;
                                            Organization and history

5.  Management of the Fund       . . . . . .How the Trust is managed;
                                            Organization and history;
                                            About Putnam Investments, Inc.

5A. Management's Discussion. . . . . . . . .(Contained in the
   annual
    of Fund Performance                        report     of the
                                            Registrant)

6.  Capital Stock and Other
Securities       . . . . . . . . . . . . . .Cover    page    ; Sales and
                                            redemptions; How the Trust
                                            values its shares; How
                                            distributions are made; tax
                                            information; Organization and
                                            history

7.  Purchase of Securities         Being
Offered        . . . . . . . . . . . . . . .The Trust; Sales and
                                            redemptions; How the Trust
                                            values its shares;
                                            Organization and history

8.  Redemption or Repurchase       . . . . .Cover    page    ; Sales and
                                            redemptions; How the Trust
                                            values its shares;
                                            Organization and history

9.  Pending Legal Proceedings        . . . .Not    applicable

Part B

N-1A Item No.                               Location

10. Cover Page       . . . . . . . . . . . .Cover    page

11. Table of Contents        . . . . . . . .Cover    page

12. General Information and
History        . . . . . . . . . . . . . . .Organization and history
                                                (Part A)

13. Investment Objectives and
Policies       . . . . . . . . . . . . . . .   Investment objectives and
                                            policies; Investment
                                            restrictions; Portfolio
                                            turnover

14. Management of the
Registrant       . . . . . . . . . . . . . .Management

15. Control Persons and         Principal. .   Management
    Holders of         Securities

16. Investment Advisory and         Other. .        Management        ;
Custodian; . . . . . . . . . . . . . . . . .
   Sevices                                  Independent    accountants and
                                            financial statements

17. Brokerage Allocation       . . . . . . .Management

18. Capital Stock and Other
Securities       . . . . . . . . . . . . . .Management        ;
Determination of . . . . . . . . . . . . . .
       net asset value; Suspension of redemptions;     Shareholder
       liability

19. Purchase, Redemption and         Pricing of
        Securities         Being
Offered        . . . . . . . . . . . . . . .Sales and    redemptions
(Part  . . . . . . . . . . . . . . . . . . .
    A); Management        ; Determination of    net asset value;
    Suspension of redemptions

20. Tax Status       . . . . . . . . . . . .How    the Trust makes
                                            distributions    to
                                            shareholders    ; tax
                                            information (Part A); Taxes

21. Underwriter        . . . . . . . . . . .Management

22. Calculation of Performance
Data       . . . . . . . . . . . . . . . . .How performance is shown (Part
                                            A); Investment
                                               performance     of the
                                            Trust (Standard    performance
                                            measures)

23. Financial Statements . . . . . . . . . .Independent    accountants and
                                            financial statements

Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PROSPECTUS - MAY 1,    1996

Putnam Capital Manager Trust (the "Trust") offers shares of beneficial interest in separate investment portfolios (collectively, the
   "funds")     for purchase by separate accounts of various insurance
companies.  The    funds    , which have different investment objectives
and policies, offered by this    prospectus     are: PCM Asia Pacific
Growth Fund, PCM Diversified Income Fund, PCM Global Asset Allocation Fund, PCM Global Growth Fund, PCM Growth and Income Fund, PCM High Yield Fund, PCM Money Market Fund, PCM New Opportunities Fund, PCM U.S. Government and High Quality Bond Fund, PCM Utilities Growth and Income Fund and PCM Voyager Fund.

An investment in PCM Money Market Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that PCM Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

PCM High Yield Fund invests primarily in, and PCM Diversified Income Fund may invest significantly in, lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess
the risks associated with an investment in either    fund    .

This    prospectus     explains concisely    what you should know before
investing in     the Trust and should be read in conjunction with the
   prospectus     for the separate account of the variable annuity or
variable life insurance product that accompanies this    prospectus    .
Please read it carefully and keep it for future reference.  Investors can
find more detailed information about the Trust in the May 1,    1996
statement of additional information (the "SAI")    , as amended from time
to time.  For a free copy of the    SAI    , call Putnam Investor Services
at 1-800-521-0538.  The    SAI     has been filed with the Securities and
Exchange Commission and is incorporated into this    prospectus     by
reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SHARES OF THE FUNDS ARE PRESENTLY AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY CONTRACT AND VARIABLE LIFE INSURANCE POLICY SEPARATE ACCOUNTS OF VARIOUS INSURANCE COMPANIES.
What you need to know

ABOUT THE TRUST

Financial highlights
Study this table to see, among other things, how the funds in the Trust have performed since their inception.

The Trust
This section explains the Trust's relationship to various annuity and variable life insurance policies and advises prospective investors to read the prospectus issued by the relevant insurance company for information about the annuity or insurance policy.

Investment objectives and policies of the    funds
Each of the Trust's funds is managed according to its own specific investment objective or objectives. Read this section to make sure a fund's objectives are consistent with your own.

Common investment policies and techniques
Certain investment policies and techniques apply to all funds using them. This section defines, describes, and explains these policies and techniques.

How performance is shown
This section describes and defines the measures used to assess the Trust's performance. All data are based on the Trust's past investment results and do not predict future performance.

How the Trust is managed
Consult this section for information about the Trust's management, allocation of the Trust's expenses, and how purchases and sales of securities are made for the Trust.

Organization and history
In this section, you will learn when the Trust was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Sales and redemptions
This section describes the terms under which shares may be purchased and redeemed.

How the Trust values its shares
This section explains how the Trust determines the value of its shares.

How    the Trust makes     distributions    to shareholders;     tax
information
This section describes the various options you have in choosing how to receive dividends from the Trust. It also discusses the federal tax status of the payments and counsels shareholders to seek specific advice about their own situation.

Financial information
This section informs you that each year you will receive semiannual and annual reports of the funds and the Trust

ABOUT PUTNAM INVESTMENTS, INC.

Read this section to learn more about the companies that provide the marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX
Securities ratings

About the Trust

FINANCIAL HIGHLIGHTS

The         following    tables     present per share financial information
for the life of each    fund    .  This information has been audited and
reported on by the Trust's independent accountants.  The    "    Report of
   independent accountants"     and financial statements included in the
Trust's    annual report     to shareholders for the    1995     fiscal
year are incorporated by reference into this    prospectus.      The
Trust's    annual report    , which contains additional unaudited
performance information,    is     available without charge upon request.

Financial Highlights
(For a share outstanding throughout the period)


                                                  Investment Operations                            Less
                                                               Net                            Distributions
                                                          Realized and                     From         From
                                                 Net       Unrealized     Total from        Net      Net Realized
Year (period)               Net Asset Value  Investment  Gain (Loss) on   Investment    Investment      Gain on
         ended            Beginning of Period  Income      Investments    Operations      Income      Investments
PCM Voyager Fund
December 31, 1994               $22.41         $.07           $.14           $.21        $(.05)         $(.37)
December 31, 1993                19.21          .04           3.50           3.54         (.07)          (.27)
December 31, 1992                17.94          .07           1.72           1.79         (.08)          (.44)
December 31, 1991(a)             12.58          .11           5.61           5.72         (.12)          (.24)
December 31, 1990                13.00          .18           (.45)          (.27)        (.06)          (.09)
December 31, 1989                10.30          .12           3.20           3.32         (.16)          (.46)
December 31, 1988*(a)            10.00          .13            .17            .30            -              -

PCM Global Growth Fund
December 31, 1994               $13.68         $.13          $(.26)         $(.13)       $(.05)          $(.02)
December 31, 1993                10.48          .08           3.28           3.36         (.16)             -
December 31, 1992                10.61          .10           (.14)          (.04)        (.09)             -
December 31, 1991                 9.32          .11           1.28           1.39         (.10)             -
December 31, 1990**              10.00          .11           (.79)          (.68)           -              -

PCM Growth and Income Fund
December 31, 1994               $17.38         $.50         $(0.48)          $.02        $(.38)         $(.58)
December 31, 1993                15.93          .38           1.83           2.21         (.39)          (.37)
December 31, 1992                15.33          .39           1.04           1.43         (.42)          (.41)
December 31, 1991                13.51          .43           2.09           2.52         (.53)          (.17)
December 31, 1990                13.41          .55           (.29)           .26         (.05)          (.11)
December 31, 1989                12.00          .45           2.04           2.49         (.60)          (.48)
December 31, 1988*(a)            10.00          .42           1.58           2.00            -              -

PCM Global Asset Allocation Fund
December 31, 1994               $14.29         $.35          $(.71)         $(.36)       $(.29)          $(.43)
December 31, 1993                12.92          .30           1.87           2.17         (.55)           (.25)
December 31, 1992                12.77          .35            .41            .76         (.42)           (.19)
December 31, 1991                11.28          .45           1.64           2.09         (.54)           (.06)
December 31, 1990                11.26          .54           (.52)           .02            -              -
December 31, 1989                10.68          .56           1.10           1.66         (.88)           (.15)
December 31, 1988*(a)            10.00          .53            .15            .68            -              -

PCM High Yield Fund
December 31, 1994               $12.53        $1.05         $(1.17)         $(.12)       $(.79)          $(.14)
December 31, 1993                11.17          .73           1.37           2.10         (.74)             -
December 31, 1992                10.12         1.26            .59           1.85         (.80)             -
December 31, 1991                 7.91          .85           2.47           3.32        (1.11)             -
December 31, 1990                 9.15         1.30          (2.20)          (.90)        (.34)             -
December 31, 1989                10.76         1.12          (1.37)          (.25)       (1.36)             -
December 31, 1988*(a)            10.00         1.04(b)        (.28)           .76            -              -

PCM U.S. Government and
 High Quality Bond Fund
December 31, 1994               $13.53         $.81         $(1.24)         $(.43)       $(.66)         $(.22)
December 31, 1993                12.85          .63            .78           1.41         (.61)          (.12)
December 31, 1992                12.57          .60            .28            .88         (.54)          (.06)
December 31, 1991                11.36          .56           1.31           1.87         (.66)             -
December 31, 1990                10.82          .71            .08            .79         (.22)          (.03)
December 31, 1989                10.28          .62            .78           1.40         (.79)          (.07)
December 31, 1988*(a)            10.00          .66           (.38)           .28            -              -

PCM Money Market Fund
December 31, 1994                $1.00         $.0377         $  -           $.0377      $(.0377)        $  -
December 31, 1993                 1.00          .0276            -            .0276       (.0276)           -
December 31, 1992                 1.00          .0352            -            .0352       (.0352)           -
December 31, 1991                 1.00          .0575          .0001          .0576       (.0575)        (.0001)
December 31, 1990                 1.00          .0770            -            .0770       (.0770)           -
December 31, 1989                 1.00          .0859            -            .0859       (.0859)           -
December 31, 1988*                1.00          .0575            -            .0575       (.0575)           -

PCM Utilities Growth
 and Income Fund
December 31, 1994               $12.00         $.60          $(1.44)        $(.84)       $(.35)          $(.12)
December 31, 1993                10.71          .30            1.13          1.43         (.12)           (.02)
December 31, 1992***             10.00          .15(b)          .56           .71            -              -

PCM Diversified Income Fund
December 31, 1994               $10.23         $.61          $(1.04)        $(.43)        $(.06)           $-
December 31, 1993****            10.00          .06             .17           .23            -              -

PCM New Opportunities Fund
December 31, 1994*****          $10.00        $-               $.82          $.82           $-             $-

                                                                                           Ratio of
                  Less                                 Total       Net                        Net
              Distributions             Net Asset   Investment   Assets,       Ratio of   Investment
   In Excess of   From                   Value,      Return at   End of       Expenses to  Income to
   Realized Gain Paid-in      Total      End of      Net Asset Period (in    Average Net  Average Net  Portfolio
  on Investments Capital  Distributions  Period     Value(%)(c)thousands)      Assets(%)   Assets(%)  Turnover(%)
       $-           $-      $(.42)       $22.20        1.04   $1,026,972         .71          .40       62.44
        -            -       (.34)        22.41       18.70      675,198         .66          .33       55.85
        -            -       (.52)        19.21       10.36      317,225         .75          .56       48.17
        -            -       (.36)        17.94       46.09      156,741         .81          .78       55.04
        -            -       (.15)        12.58      (2.03)       48,414         .88         1.58       93.65
        -            -       (.62)        13.00       32.38       39,998         .82         1.93       91.82
        -            -           -        10.30     2.98(d)        7,981     1.35(d)      1.44(d)   103.99(d)

       $-           $-      $(.07)       $13.48      (0.96)     $669,821         .77         1.21       41.55
        -            -       (.16)        13.68       32.40      352,786         .75         1.38       47.00
        -            -       (.09)        10.48       (.36)       86,854         .85         1.82       59.68
        -            -       (.10)        10.61       15.01       40,183         .99         2.01       48.67
        -            -           -         9.32   (6.80)(d)       13,203      .99(d)      2.35(d)    18.07(d)

       $-           $-      $(.96)       $16.44        0.35   $1,907,380         .62         3.64       46.43
        -            -       (.76)        17.38       14.27    1,407,382         .64         3.49       62.63
        -            -       (.83)        15.93        9.75      641,508         .69         3.79       39.58
        -            -       (.70)        15.33       19.05      325,861         .72         4.37       37.94
        -            -       (.16)        13.51        1.96      155,942         .75         5.02       49.39
        -            -      (1.08)        13.41       21.30      100,335         .74         5.73       73.40
        -            -           -        12.00    19.89(d)       26,205      .92(d)      4.08(d)    37.94(d)


   $(.02)           $-      $(.74)       $13.19      (2.50)     $414,223         .76         3.19      150.21
        -            -       (.80)        14.29       17.48      297,307         .72         3.28      192.48
        -            -       (.61)        12.92        6.29      134,667         .79         3.84      141.87
        -            -       (.60)        12.77       19.02       82,071         .87         4.55       77.31
        -            -           -        11.28         .18       51,792         .88         5.31       52.97
        -        (.05)      (1.08)        11.26       16.08       40,200         .88         6.16       95.97
        -            -           -        10.68     6.76(d)       26,202     1.17(d)      5.55(d)   183.11(d)

   $(.02)           $-      $(.95)       $11.46       (.94)     $327,119         .74         9.79       62.09
        -            -       (.74)        12.53       19.57      291,737         .67         9.88       85.59
        -            -       (.80)        11.17       18.98      118,804         .71        11.53       84.24
        -            -      (1.11)        10.12       44.83       42,823         .92        12.64      104.62
        -            -       (.34)         7.91      (9.98)       18,915         .93        13.81       86.05
        -            -      (1.36)         9.15      (2.65)       27,511         .84        12.59       65.44
        -            -           -        10.76     7.56(d)       19,506   .94(b)(d)  10.99(b)(d)    64.25(d)


       $-           $-      $(.88)       $12.22      (3.23)     $640,458         .67         6.24      118.34
        -            -       (.73)        13.53       11.28      735,386         .64         6.16       94.01
        -            -       (.60)        12.85        7.49      435,906         .70         6.98       45.82
        -            -       (.66)        12.57       17.28      229,306         .74         7.57       59.29
        -            -       (.25)        11.36        7.51       98,549         .76         8.24       32.70
        -            -       (.86)        10.82       14.06       61,765         .76         8.32       27.81
        -            -           -        10.28     2.78(d)       28,406      .87(d)      7.04(d)    41.41(d)


       $-           $-    $(.0377)        $1.00        3.82     $244,064         .55         3.90           -
        -            -     (.0276)         1.00        2.79      129,329         .42         2.77           -
        -            -     (.0352)         1.00        3.57      105,694         .48         3.49           -
        -            -     (.0576)         1.00        5.92       78,568         .50         5.74           -
        -            -     (.0770)         1.00        7.98       77,892         .53         7.67           -
        -            -     (.0859)         1.00        8.88       24,975         .63         8.62           -
        -            -     (.0575)         1.00     5.84(d)       14,001      .71(d)      6.70(d)           -


   $(.01)           $-      $(.48)       $10.68      (7.02)     $384,169         .68         5.23       84.88
        -            -       (.14)        12.00       13.42      443,281         .69         5.02       50.79
        -            -           -        10.71     7.10(d)       83,522   .64(b)(d)   3.43(b)(d)    19.29(d)

      $ -           $-      $(.06)        $9.74      (4.23)     $215,935         .80         7.60      165.17
        -            -           -        10.23     2.30(d)       80,449      .28(d)      1.45(d)    40.83(d)

       $-           $-          $-       $10.82     8.20(d)      $68,592   .47(d)(b)    .03(d)(b)    32.77(d)

(a)       Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(b)       Reflects an expense limitation in effect during the period.  As a result of expense limitations, expenses of PCM High Yield Fund for the period ended December 31, 1988 reflect a reduction of less than $.01 per share, and expenses of PCM Utilities Growth and Income Fund for the period ended December 31, 1992 reflect a reduction of less than $.01 per share and expenses of PCM New Opportunities Fund for the period ended
          December 31, 1994 reflect a reduction of less than $0.02 per share.
(c)       Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(d)       Not annualized.
*         For the period February 1, 1988 (commencement of operations) to December 31, 1988.
**        For the period May 1, 1990 (commencement of operations) to December 31, 1990.
***       For the period May 4, 1992 (commencement of operations) to December 31, 1992.
****    For the period September 15, 1993 (commencement of operations) to December 31, 1993.
*****   For the period May 2, 1994 (commencement of operations) to December 31, 1994


THE TRUST

The Trust is designed to serve as a funding vehicle for insurance separate accounts associated with variable annuity contracts and variable life insurance policies. The Trust presently serves as the funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of various insurance companies. You should consult the prospectus issued by the relevant insurance company for more information about a separate account. Shares of the Trust are offered to these separate accounts through Putnam Mutual Funds Corp. ("Putnam Mutual Funds"), the principal underwriter for the Trust.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each    fund     of the Trust has    its own     investment objective or
objectives which it pursues through    its own     investment policies as
described below.  The    particular     objectives and policies    of
the    funds     can be expected to affect the return of each    fund
and the degree of market and financial risk to which each    fund     is
subject.  For more information about the investment strategies employed by
the    funds    , see "Common investment policies and techniques."  The
investment objectives and policies of each    fund     may, unless
otherwise specifically stated, be changed by the Trustees         without a
vote of the shareholders.  As a matter of policy, the Trustees would not
materially change the investment objective or objectives of a    fund
without shareholder approval.     The funds are not intended to be a
complete investment program, and there     is no assurance that any
   fund     will achieve its objective or objectives.

Additional portfolios    with differing investment objectives and
policies     may be created from time to time         for use as funding
vehicles for insurance company separate accounts or for other insurance products. In addition, the Trustees may, subject to any necessary
regulatory approvals, eliminate any   fund     or divide any    fund
into two or more classes of shares with such special or relative rights and privileges as the Trustees may determine.
Glossary

The following terms are frequently used in this    prospectus    .  Many of
these terms are explained in greater detail under "Common investment policies and techniques."

"Putnam Management" -- Putnam Investment Management, Inc., the Trust's investment manager

"S&P" --  Standard & Poor's

"Moody's" --  Moody's Investors Service, Inc.

"U.S.    government securities    " --  debt securities issued or
guaranteed by the U.S. government, by various of its agencies, or by various instrumentalities established or sponsored by the U.S. government.
Certain U.S.    government securities    , including U.S. Treasury bills,
notes and bonds, mortgage participation certificates guaranteed by Ginnie Mae, and Federal Housing Administration debentures, are supported by the
full faith and credit of the United States. Other U.S.    government
securities     issued or guaranteed by federal agencies or government-
sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Fannie Mae bonds.

"CMOs" --  collateralized mortgage obligations

"Ginnie Mae" --  Government National Mortgage Association

"Fannie Mae" --  Federal National Mortgage Association

"Freddie Mac" --  Federal Home Loan Mortgage    Corporation

PCM ASIA PACIFIC GROWTH FUND

PCM Asia Pacific Growth Fund's investment objective is to seek capital
appreciation.  In seeking capital appreciation, the    fund     will invest
primarily in securities of companies located in Asia and in the Pacific
Basin.  The    fund's     investments will normally include common stocks,
preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The
   fund     may also invest to a lesser extent in debt securities and other types of investments if Putnam Management believes they would help achieve
the    fund's     objective.  The    fund     may also hold a portion of
its assets in cash and money market instruments.

The    fund     may invest in securities of issuers located in any country in Asia or the Pacific Basin where Putnam Management believes there is potential for above-average capital appreciation. Such countries may include, for example, Australia, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan and Thailand.

It is anticipated that under normal market conditions the    fund     will
invest at least 85% of its assets in securities of companies located in Asia and in the Pacific Basin which Putnam Management believes have
potential for capital appreciation.  The    fund     will consider an
issuer of securities to be located in Asia or in the Pacific Basin if it is organized under the laws of a country in Asia or the Pacific Basin and has a principal office in a country in Asia or the Pacific Basin, if it derives 50% or more of its total revenues from business in Asia or the Pacific Basin, or if its equity securities are traded principally on a securities exchange in Asia or the Pacific Basin. It is anticipated that under normal
   circumstances     the    fund     will invest at least 65% of its assets
in securities of issuers meeting at least one of the first two criteria
described in the preceding sentence.     For a discussion of the risks
associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."

The    fund     will not limit its investments to any particular type of
company.  The    fund     may invest in companies, large or small, whose
earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. It may invest in small and
relatively less well-known companies.  These companies   , which typically
have equity market capitalizations below $1 billion,     may present
greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities
may trade less frequently and in limited volume   , and only in the over-
the-counter market or on a regional securities exchange    .  As a result,
these securities may fluctuate in value more than securities of larger, more established companies.

Debt securities in which the    fund     may invest will generally be rated
at the time of purchase at least Baa by Moody's or BBB by S&P, or, if
unrated, determined by Putnam Management to be of comparable quality   and
in any event the fund     will not invest in debt securities rated
   below     than Baa by Moody's or BBB by S&P    (commonly known     as
"junk bonds"), or, if unrated, determined by Putnam Management to be of
comparable quality if, as a result   ,     more than 5% of the
   fund's     assets would be invested in such securities.     Debt
securities rated Baa or BBB have speculative characteristics and adverse economic conditions may lead to a weakened capacity to pay interest and repay principal.

The    fund     will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase, although Putnam
Management will monitor the investment to determine whether continued
investment in the security will assist in meeting the    fund's
investment objective.

   The fund     may engage in defensive strategies when Putnam Management
judges that conditions in the securities markets make pursuing the
   fund's     basic investment strategy inconsistent with the best
interests of the    fund's     shareholders.  When pursuing such defensive
strategies, the    fund     may invest without limit in securities
primarily traded in U.S. markets.  See "Common investment policies and
techniques" below for a discussion of these strategies.  The    fund
may also engage in foreign currency exchange transactions and in transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

PCM Asia Pacific Growth Fund will generally be managed in a style similar to that of Putnam Asia Pacific Growth Fund.

PCM DIVERSIFIED INCOME FUND

PCM Diversified Income Fund seeks high current income consistent with
capital preservation.  The    fund     pursues its investment objective by
allocating its investments among the following three sectors of the
fixed   -    income securities markets:

* a U.S. Government Sector, consisting primarily of debt obligations of the U.S. government, its agencies and instrumentalities;

* a High Yield Sector, consisting of high-yielding, lower-rated, higher
risk U.S. and foreign fixed   -    income securities    (commonly known
as "junk bonds"); and

* an International Sector, consisting of obligations of foreign
governments, their agencies and instrumentalities, and other fixed   -
    income securities denominated in foreign currencies.

Putnam Management believes that diversifying the    fund's     investments
among these sectors, as opposed to investing    exclusively     in any one
sector, will better enable the    fund     to preserve capital while
pursuing its objective of high current income.  Historically, the markets
for U.S.    government securities    , high yielding corporate fixed   -
    income securities, and debt securities of foreign issuers have tended to behave independently and have at times moved in opposite directions.
For example, U.S.    government securities     have generally been affected
negatively by inflationary concerns resulting from increased economic
activity.  High-yield corporate fixed   -    income securities, on the
other hand, have generally benefitted from increased economic activity due to improvement in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline. Similarly, U.S.
   government securities     have often been negatively affected by a
decline in the value of the dollar against foreign currencies, while the bonds of foreign issuers held by U.S. investors have generally benefitted from such decline. Putnam Management believes that, when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital over the long term than would be obtained by investing exclusively in any one of the markets.

Putnam Management will determine the amount of assets to be allocated to
each of the three market sectors in which the    fund     will invest based
on its assessment of the returns that can be achieved from a portfolio which is invested in all three sectors. In making this determination, Putnam Management will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. Putnam Management will continuously review this allocation of assets and make such adjustments as it deems appropriate, although there are no fixed limits on allocations among sectors, including investments in the High Yield Sector. Because of
the importance of sector diversification to the    fund's     investment
policies, Putnam Management expects that a substantial portion of the
   fund's     assets will normally be invested in each of the three market
sectors.  The    fund's     assets allocated to each of these market
sectors will be managed in accordance with particular investment policies,
which are summarized below.  The    fund     may engage in defensive
strategies when Putnam Management judges that conditions in the securities
markets make pursuing the    fund's     basic investment strategy
inconsistent with the best interests of the    fund's     shareholders.
When pursuing such defensive strategies, the    fund     may invest without
limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

The    fund     may invest in premium securities, engage in foreign
currency exchange transactions, transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of
transactions and the risks associated with them.  The    fund     may also
hold a portion of its assets in cash and money market instruments.

PCM Diversified Income Fund will generally be managed in a style similar to that of Putnam Diversified Income Trust.

U.S. Government Sector

The    fund     will invest assets allocated to the U.S. Government Sector
primarily in U.S.    government securities    .          In purchasing
securities for the U.S. Government Sector, Putnam Management may take full
advantage of the entire range of maturities of U.S.    government
securities     and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future
changes in interest rates.  Under normal market conditions, the    fund
will invest at least 20% of its net assets in U.S.    government
securities     and at least 65% of the assets allocated to the U.S.
Government Sector will be invested in U.S.    government securities    .

The    fund     may invest assets allocated to the U.S. Government Sector
in a variety of debt securities, including asset-backed and mortgage-backed
securities, such as CMOs   and     certain stripped mortgage-backed
securities, that are issued by private U.S. issuers. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

With respect to assets allocated to the U.S. Government Sector, the
   fund     will only invest in privately issued debt securities that are rated at the time of purchase at least A by Moody's or S&P, or in unrated securities that Putnam Management determines are of comparable quality.
The    fund     will not necessarily dispose of a security if its rating is
reduced below    these levels    , although Putnam Management will monitor
the investment to determine whether continued investment in the security
will assist in meeting the    fund's     investment objective.

Risk factors.  U.S.    government securities     are considered among the
safest of fixed   -    income investments.  Because of this added safety,
the yields available from U.S.    government securities     are generally
lower than the yields available from corporate debt securities, but their values, like those of other debt securities, will fluctuate with changes in interest rates. Changes in the value of portfolio securities will not affect investment income from those securities, but will affect the
   fund's     net asset value.     Thus, a     decrease in interest rates
will generally result in an increase in the value of    such
securities. Conversely, during periods of rising interest rates, the
   value     of such securities will generally decline.  The magnitude of these fluctuations will generally be greater for securities with longer maturities.

   While certain U.S. government securities, such as U.S. Treasury
obligations and Ginnie Mae certificates, are backed     by the full faith
and credit of the    U. S. government,     other         securities in
which the    fund     may invest are subject to varying degrees of risk of
default   ,     depending upon, among other    things    , the
creditworthiness of the issuer and the ability of the borrower   , or, in
the case of mortgage-backed securities, the mortgagor,     to meet its
obligations.

High Yield Sector

The    fund     will invest assets allocated to the High Yield Sector
primarily in high yielding, lower-rated, higher risk U.S. and foreign
corporate fixed   -    income securities, including debt securities,
convertible securities and preferred stocks.  As discussed below, however,
   under certain circumstances the fund     may invest all or any part of
the High Yield Sector portfolio in higher-rated and unrated fixed   -
    income securities.  The    fund     will not necessarily invest in the
highest yielding securities available if in Putnam Management's opinion the differences in yield are not sufficient to justify the higher risks involved.

The High Yield Sector may invest in any security which is rated, at the time of purchase, at least Caa as determined by Moody's or CCC as determined by S&P or in any unrated security which Putnam Management determines is at least of comparable quality, although up to 5% of the net
assets of the    fund     may be invested in securities rated below such
quality, or in unrated securities which Putnam Management determines are of comparable quality. Securities rated below Caa by Moody's or CCC by S&P
are of poor standing and may be in default.  The    fund     will not
necessarily dispose of a security if its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will
assist in meeting the    fund's     investment objective.  The rating
services' descriptions of these rating categories, including the speculative characteristics of the lower categories, are included in the
Appendix to this    prospectus    .

The table below shows the percentages of    fund     assets invested during
fiscal    1995     in securities assigned to the various rating categories
by S&P   , or, if unrated by S&P, assigned to comparable rating categories
by Moody's,     and in unrated securities determined by Putnam Management
to be of comparable quality.

                      Rated securities,      Unrated securities of
                  as         percentage ofcomparable quality, as
Rating                   net     assets percentage of    net     assets
------                  -------------              --------
"AAA"                      42.51%                     --
"AA"                       15.92%                     --
"A"                          0.38%                  --
"BBB"                        0.21%                  --
"BB"                         9.45%                 1.19%
"B"                          20.22%                0.94%
"CCC"                        3.31%                   0.04
"D"                          --                      0.01
                          ------                    -----
                          92.00%                  2.18%
                          ======                    =====

For a description of the risks associated with investments in fixed   -
    income securities, including lower-rated fixed   -    income
securities, see "Common investment policies and techniques --Lower-rated
and other fixed   -    income securities."

The    fund     may invest assets allocated to the High Yield Sector in
participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition
to the more general investment considerations applicable to fixed   -
    income investments, participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of
payments on the underlying loan to the    fund.      The    fund     may
have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The    fund     may also invest assets allocated to the High Yield Sector
in lower-rated securities of foreign corporate and governmental issuers denominated either in U.S. dollars or in foreign currencies. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."
International Sector

The    fund     will invest the assets allocated to the International
Sector in debt obligations and other fixed   -    income securities
denominated in non-U.S. currencies.  These securities include:

*       debt obligations issued or guaranteed by foreign        national,
        provincial, state, or other governments with taxing authority, or by their agencies or instrumentalities;

*       debt obligations of supranational entities (described below); and

*       debt obligations and other fixed   -    income securities of
        foreign and U.S. corporate issuers.

When investing in the International Sector, the    fund     will purchase
only debt securities of issuers whose long-term debt obligations are rated A or better at the time of purchase by Moody's or S&P or that are unrated
securities    that     Putnam Management    determines are     of
comparable quality.  The    fund     will not necessarily dispose of a
security if its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the
   fund's     investment objective.  The    fund     may, however, make
investments in international debt securities rated below A with respect to assets allocated to the High Yield Sector.

In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in
U.S. dollars.  Although the    fund     has the flexibility to invest in
any country where Putnam Management sees potential for high income, it presently expects to invest primarily in securities of issuers in industrialized Western European countries (including Scandinavian countries) and in Canada, Japan, Australia, and New Zealand. Putnam Management will consider expected changes in foreign currency exchange rates in determining the anticipated returns of securities denominated in foreign currencies.

The obligations of foreign governmental entities, including supranational issuers, have various kinds of government support. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government.

Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank, and the Inter-American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.

For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --Foreign investments."

PCM GLOBAL ASSET ALLOCATION FUND

The investment objective of PCM Global Asset Allocation Fund is to seek a high level of long-term total return consistent with preservation of
capital.  By seeking total return, the    fund     seeks to increase the
value of the shareholder's investment through both capital appreciation and investment income. "Total return" includes interest and dividend income, net of expenses, and realized and unrealized capital gains and losses on
securities.  The    fund     invests in a wide variety of equity and
fixed   -    income securities both of U.S. and foreign issuers.  The
   fund's     portfolio may include securities in the following four
investment categories, which in the judgment of Putnam Management represent
large, well   -    differentiated classes of securities with distinctive
investment characteristics:

        U.S. Equities
        International Equities
        U.S. Fixed Income
        International Fixed Income

The amount of    fund     assets assigned to each investment category will
be reevaluated by Putnam Management at least quarterly based on Putnam Management's assessment of the relative market opportunities and risks of each investment category taking into account various economic and market factors.

The    fund     may engage in defensive strategies when Putnam Management
judges that conditions in the securities markets make pursuing the
   fund's     basic investment strategy inconsistent with the best
interests of the    fund's     shareholders.  When pursuing such defensive
strategies, the    fund     may invest without limit in securities
primarily traded in U.S. markets.  See "Common investment policies and
techniques" below for a discussion of these strategies.  The    fund
may invest in premium securities, engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks
associated with them.  The    fund     may also hold a portion of its
assets in cash and money market instruments.

The portion of the    fund's     assets invested in each investment
category will be managed as a separate investment portfolio in accordance with that category's particular investment objectives and policies,
independently of the    fund's     overall objective.  The following is a
description of the investment objectives and policies of each investment category:

U.S. Equities. The objective of the U.S. Equities category is to seek both capital growth and, to a lesser extent, current income through equity securities. This category's portfolio will include equity securities selected primarily to provide one or more of the following factors: growth in value, capital protection and dependable income. Investments will be
made in companies   ,     large or small   ,     whose earnings are
believed to be in a relatively strong growth trend or whose securities are
thought to be undervalued.     It may invest in small and relatively less
well-known companies.  Investing in these     companies may present greater
   opportunities     for capital appreciation, but also may involve greater
risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade
less frequently and in limited volume   , and only in the over-the-counter
market or on a regional securities exchange    .  As a result, these
securities may fluctuate in value more than securities of larger, more established companies.

International Equities. The objective of the International Equities category is to seek capital appreciation. This category's portfolio will be invested in securities principally traded in foreign securities markets. These securities will primarily be common stocks or securities convertible
into common stocks.  Investments will be made in companies   ,     large or
small   ,     whose earnings are believed to be in a relatively strong
growth trend or whose securities are thought to be undervalued. These companies may present greater opportunity for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, these securities may fluctuate in value more than securities of larger, more established companies. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

U.S. Fixed Income.  The objective of the U.S. Fixed Income category is to
seek high current income through a portfolio of fixed   -    income
securities which in the judgment of Putnam Management does not involve undue risk to principal or income. The U.S. Fixed Income category may
invest in any fixed   -    income securities Putnam Management considers
appropriate, including U.S.    government securities    , debt securities,
mortgage-backed and asset-backed securities, convertible securities and preferred stocks of non-governmental issuers.

Whereas certain U.S.    government securities in which the fund may invest,
such as U.S. Treasury obligations and Ginnie Mae certificates,     are
supported by the full faith and credit of the United States, other
fixed   -    income securities in which the    fund     may invest are
subject to varying degrees of risk of default depending upon, among other factors, the creditworthiness of the issuer and the ability of the
borrower   , or, in the case of mortgage-backed securities the
mortgagor,     to meet its obligations.  While the credit risks presented
by differing types of fixed   -    income securities vary, the values of
all fixed   -    income securities change as interest rates fluctuate.

For a description of the risks associated with investments in mortgage-backed and asset-backed securities, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

International Fixed Income. The investment objective of the International Fixed Income category is to seek high current income by investing principally in debt securities denominated in foreign currencies which are issued by foreign governments and governmental or supranational agencies. This category may also invest in other privately issued debt securities, convertible securities and preferred stocks principally traded in foreign
securities markets.         For a discussion of the risks associated with
foreign investments, see "Common investment policies and techniques -- Foreign investments."

General.  Putnam Management will adjust the percentage of the    fund's
assets in each investment category from time to time based upon its market
outlook and its analysis of longer-term trends.  The    fund     may from
time to time invest in all or any one of the investment categories as Putnam Management may consider appropriate in response to changing market conditions.

   The fund will not purchase fixed-income securities rated at the time of purchase lower than Caa by Moody's or CCC by S&P, or, if unrated, determined by Putnam Management to be of comparable quality, if, as a result more than 5% of the fund's total assets would be invested in securities of that quality. In addition, the fund will not purchase fixed-income securities rated at the time of purchase below Baa by Moody's or BBB by S&P, or, if unrated, determined to be of comparable quality by Putnam Management if, as a result, more than 35% of the fund's portfolio's total assets would be invested in securities of that quality. The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

For a description of the risks of investing in fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), see "Common investment policies and techniques -- Lower-rated and other fixed-income securities."

PCM GLOBAL GROWTH FUND

PCM Global Growth Fund seeks capital appreciation.     The fund     is
designed for investors seeking         above-average capital growth
   potential     through a globally diversified portfolio of common stocks.
Dividend and interest income is only an incidental consideration.  In
seeking capital appreciation, the    fund     follows a global investment
strategy of investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.
The    fund     may at times invest up to 100% of its assets in securities principally traded in securities markets outside the United States, and will under normal market conditions invest at least 65% of its assets in at least three different countries, one of which may be the United States.
The    fund     may hold a portion of its assets in cash and money market
instruments.

The    fund     will not limit its investments to any particular type of
company. It may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in
which significant further growth is not anticipated but    the securities
of     which are thought to be undervalued        .  It may invest in small
and relatively less well-known companies.     Investing in these
companies may present greater    opportunities     for capital
appreciation, but    may     also         involve greater risk.  They may
have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently
and in limited volume   , and only in the over-the-counter market or on a
regional securities exchange    .  As a result, these securities may
fluctuate in value more than securities of larger, more established companies.

Putnam Management believes that the securities markets of many nations move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries.
By investing in a globally diversified portfolio, Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

Foreign investments can involve risks, however, that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The    fund     may also engage in foreign currency exchange transactions
and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with
them.  The    fund     may engage in defensive strategies when Putnam
Management judges that conditions in the securities markets make pursuing
the    fund's     basic investment strategy inconsistent with the best
interests of the    fund's     shareholders.  When pursuing such defensive
strategies, the    fund     may invest without limit in securities
primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

PCM Global Growth Fund will generally be managed in a style similar to that of Putnam Global Growth Fund.

PCM GROWTH AND INCOME FUND

PCM Growth and Income Fund seeks capital growth and current income as its
investment objectives.  The    fund     invests primarily in common stocks
that offer potential for capital growth, current income, or both.  The
   fund     may also purchase corporate bonds, notes and debentures,
preferred stocks or convertible securities (both debt securities and preferred stocks) or U.S. government securities, if Putnam Management
determines that their purchase would help further the    fund's
investment objectives.  The types of securities held by the    fund     may
vary from time to time in light of the    fund's     investment objectives,
changes in interest rates   ,     and economic and other factors.  The
   fund     may engage in defensive strategies when Putnam Management
judges that conditions in the securities markets make pursuing the
   fund's     basic investment strategy inconsistent with the best
   interests     of the    fund's     shareholders.  See "Common investment
policies and techniques" below for a discussion of these strategies.

The    fund     may invest up to 20% of its assets in securities
principally traded in foreign markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and
techniques -- Foreign investments."  The    fund     may invest in both
higher-rated and lower-rated fixed-income securities.  The risks associated
with fixed   -    income securities, including lower-rated fixed   -
    income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other
fixed   -    income securities."

The    fund     may         hold a portion of its assets in cash and money
market instruments.  The    fund     may also engage in foreign currency
exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

PCM Growth and Income Fund will generally be managed in a style similar to that of The Putnam Fund for Growth and Income.

PCM HIGH YIELD FUND

The primary investment objective of PCM High Yield Fund is to seek high current income. Capital growth is a secondary objective when consistent with high current income.

The    fund     seeks high current income by investing primarily in
high-yielding, lower-rated        fixed-income securities (commonly known
as "junk bonds")   ,     constituting a portfolio which Putnam Management
believes does not involve undue risk to income or principal.  Normally, at
least 80% of the    fund's     assets will be invested in debt securities,
convertible securities or preferred stocks that are consistent with its
primary investment objective of high current income.  The    fund's
remaining assets may be held in cash or money market instruments, or
invested in common stocks and other equity securities.  The    fund     may
invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment
policies and techniques -- Foreign investments."  The    fund     may also
invest in premium securities, engage in foreign currency exchange transactions, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.
The    fund     may engage in defensive strategies when Putnam Management
judges that conditions in the securities markets make pursuing the
   fund's     basic investment strategy inconsistent with the best
interests of the    fund's     shareholders.  See "Common investment
policies and techniques" below for a discussion of these strategies.

The    fund     seeks its secondary objective of capital growth, when
consistent with its primary objective of high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or to favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. Putnam Management believes that such opportunities for capital appreciation often exist in the securities of smaller capitalization companies which have the potential for significant growth.

The    fund     may generally invest in any security which is rated, at the
time of purchase, at least Caa         by Moody's or CCC         by S&P, or
in any unrated security which Putnam Management determines is of comparable
quality.  The    fund     will not necessarily dispose of a security when
its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the
   fund's     investment    objectives.      Securities    rated     below
Baa         by Moody's and BBB         by S&P are considered to be of poor
standing and predominantly speculative.  The    fund     may invest up to
15% of its assets in securities rated below Caa by Moody's or CCC by S&P, including securities in the lowest rating category of each rating agency, or in unrated securities Putnam Management determines are of comparable quality. Such securities may be in default and are generally regarded by
   the     rating agencies as having extremely poor prospects of ever attaining any real investment standing.  For a discussion of the risks
associated with investments in fixed   -    income securities, including
lower-rated fixed   -    income securities, see "Common investment policies
and techniques -- Lower-rated and other fixed   -    income securities."

The table below shows the percentages of    fund     assets invested during
fiscal    1995     in securities assigned to the various rating categories
by S&P   , or, if unrated by S&P, assigned to comparable rating categories
by Moody's,     and in unrated securities determined by Putnam Management
to be of comparable quality.

                      Rated securities,      Unrated securities of
                  as         percentage ofcomparable quality, as
Rating                   net     assets percentage of    net     assets
   ------           --------------    ---  ------------------------
"AAA"                        --                       --
"AA"                         --                      --
    "A"                      --                     0.03%
"BBB"                      3.97%                      --
"BB"                      22.79%                   7.50%
"B"                       47.13%                     2.35%
"CCC"                      6.66%                     1.22%
   "CC"                     --                       --
   "C"                      --                       --
"D"                        0.29%                    --
                             -----             -   ----
                          80.84%                    11.10%
                           =====                   =====

The    fund     may invest in participations and assignments of fixed and
floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to the more general investment
considerations applicable to fixed   -    income investments,
participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of payments on the underlying
loan to the    fund.      The    fund     may have limited rights to
enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

PCM High Yield Fund will generally be managed in a style similar to that of Putnam High Yield Advantage Fund.

PCM MONEY MARKET FUND

PCM Money Market Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. It is designed for investors seeking current income with stability of principal.

The    fund     invests in a portfolio of high-quality money market
instruments.  Examples of these instruments include:

* bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

* bankers' acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

* prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

* corporate obligations: high-grade, short-term corporate obligations other than prime commercial paper.

* municipal obligations: high-grade, short-term municipal obligations.

*       U.S.    government securities    :  marketable securities issued
        or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities.

* repurchase agreements: with respect to U.S. Treasury or U.S. government agency obligations.

The    fund     will invest only in high-quality securities that Putnam
Management believes present minimal credit risk. High-quality securities are securities rated at the time of acquisition in one of the two highest categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or if the security is unrated, judged to be of equivalent quality by Putnam
Management.  The    fund     will maintain a dollar-weighted average
maturity of 90 days or less and will not invest in securities with
remaining maturities of more than 397 days.  The    fund     may invest in
variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on
demand.  The    fund     follows investment and valuation policies designed
to maintain a stable net asset value of $1.00 per share.  There is no
assurance that the    fund     will be able to maintain a stable net asset
value of $1.00 per share.

The    fund     may invest in bank certificates of deposit and bankers'
acceptances issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year.
Should the Trustees decide to reduce this minimum deposit requirement,
shareholders will be notified and this    prospectus     supplemented.

Considerations of liquidity and preservation of capital mean that the
   fund     may not necessarily invest in money market instruments paying the highest available yield at a particular time.  Consistent with its
investment objective, the    fund     will attempt to maximize yields by
portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market
conditions and trends.  The    fund     will also invest to take advantage
of what Putnam Management believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the
   fund    , may result in frequent changes in the    fund's     portfolio.
The    fund     does not usually pay brokerage commissions in connection
with the purchase or sale of portfolio securities.  See "Management
       -- Portfolio Transactions --Brokerage and research services" in the
   SAI     for a discussion of underwriters' commissions and dealers'
spreads involved in the purchase and sale of portfolio securities.

The portfolio of the    fund     will be affected by general changes in
interest rates resulting in increases or decreases in the value of the
obligations held by the    fund    .  The value of the securities in the
   fund's     portfolio can be expected to vary inversely to changes in
prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

The    fund     may invest without limit in the banking industry when, in
the opinion of Putnam Management, the yield, marketability and availability
of investments meeting the    fund's     quality standards in that industry
justify any additional risks associated with the concentration of the
   fund's     assets in that industry.  The    fund    , however, will
invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to Putnam Management's knowledge, the yields then available on securities issued by companies in
such industries and otherwise suitable for investment by the    fund
exceed the yields then available on securities issued by companies in the
banking industry and otherwise suitable for investment by the    fund    .

The    fund     may invest without limit in U.S. dollar-denominated
commercial paper of foreign issuers and in bank certificates of deposits and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of
U.S. banks.  These investments subject the    fund     to investment risks
different from those associated with domestic investments. For a discussion of the risks associated with foreign investments, See "Common investment policies and techniques -- Foreign investments."

The    fund     may also lend its portfolio securities.  For a discussion
of this strategy and the risks associated with it, see "Common investment policies and techniques" below.

PCM Money Market Fund will generally be managed in a style similar to that of Putnam Money Market Fund.

PCM NEW OPPORTUNITIES FUND

PCM New Opportunities Fund seeks long-term capital appreciation.  The
   fund     seeks its         objective by investing principally in common
stocks of companies in sectors of the economy which Putnam Management
believes possess above-average long-term growth potential.  The    fund
will generally invest in companies which Putnam Management identifies as offering the best prospects for long-term growth within a particular sector. Current dividend income is only an incidental consideration. The
   fund     invests primarily in common stocks, but may also purchase
convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve
the    fund's     objective of capital appreciation.  The    fund     may
invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investing, see "Common investment
policies and techniques -- Foreign investments."  The    fund     may also
engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.
The    fund     may also hold a portion of its assets in cash and money
market instruments.  The    fund     may engage in defensive strategies
when Putnam Management judges that conditions in the securities markets
make pursuing the    fund's     basic investment strategy inconsistent with
the best interests of the    fund's     shareholders.  See "Common
investment policies and techniques" below for a discussion of these strategies.

The sectors of the economy which offer above-average growth potential will change over time. At present, Putnam Management has identified the following sectors of the economy as having an above-average growth potential over the next three to five years:

    Personal Communications -    long distance telephone,     cellular
    telephone, paging, personal communication networks;

    Media/Entertainment - cable television system operators, cable television network programmers, film entertainment providers, theme
    park operators, casino operators   , radio and television
    stations    ;

    Medical Technology/Cost-Containment - home and outpatient care, medical device companies, biotechnology, health care information services;

    Environmental Services - solid waste disposal, hazardous waste disposal, remediation services, environmental testing;

    Applied/Advanced Technology - database software, application
    software,    entertainment software,     networking software, computer
    systems integrators, information services companies   ,
    semiconductors    ;

    Personal Financial Services - specialty insurance companies, credit card issuers, and other consumer-oriented financial services companies; and

    Value-oriented Consuming - retailers, restaurants, hotel chains and travel companies able to provide quality products or services at lower prices or offering greater perceived value than competitors.

In addition, the    fund     may also invest a portion of its assets in
securities of companies that, although not in any of the sectors described above, are expected to experience above-average growth.

The sectors described above represent Putnam Management's current judgment of the sectors of the economy which offer the most attractive growth
opportunities.  The    fund     will not necessarily be invested in each of
the seven market sectors at all times. Such sectors are likely to change over time and may include a variety of industries. Subject to the
   fund's     investment restrictions, the    fund     may invest up to
one-half of its assets in any one particular sector.

The    fund     will invest in securities which Putnam Management believes offer above-average long-term growth opportunities.  As a result of the
   fund's     long-term investment strategy, it is possible that the
   fund's     total return over certain periods may be less than that of other equity investment vehicles.

The    fund     seeks to invest in companies that offer above-average
growth prospects in their particular sector of the economy, without regard
to the    companies'     size.  Companies in the    fund's     portfolio
will range from small, rapidly growing companies to larger, well-
established firms.     It may invest in small and relatively less well-
known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk.
They     may have limited product lines, markets        or financial
resources, or may depend on a limited management group.     Their
securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

The    fund     will normally emphasize investments in particular economic
sectors. Although the    fund     will not invest more than 25% of its
assets in any one industry, the    fund's     emphasis on particular
sectors of the economy may make the value of the    fund's     shares more
susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified.
As a result, the     fund's     shares may fluctuate    in value     more
than the         shares of such an investment company.

PCM New Opportunities Fund will generally be managed in a style similar to that of Putnam New Opportunities Fund.

PCM U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

PCM U.S. Government and High Quality Bond Fund seeks current income
consistent with preservation of capital.  The    fund     invests primarily
in U.S.    government securities     and in other debt obligations rated at
least A by Moody's or S&P at the time of investment, or, if not rated, determined by Putnam Management to be of comparable quality. For a more detailed description of security ratings, see the Appendix to this
   prospectus.      The    fund     will not necessarily dispose of a
security if its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the
   fund's     investment objective.

Putnam Management will allocate the    fund's     assets between U.S.
   government securities     and other high quality bonds, depending on its
assessment of market conditions and the relative investment returns
available from such securities.  The    fund     will not, however, make
any investment, if, as a result, less than 25% of the value of its assets
would be invested in U.S.    government securities.  The fund     may also
invest up to 10% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment
policies and techniques -- Foreign investments."  The    fund     may also
invest in premium securities, engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these strategies and the risks associated with them. The
   fund     may also hold a portion of its assets in cash and money market
instruments.  The    fund     may engage in defensive strategies when
Putnam Management judges that conditions in the securities markets make
pursuing the    fund's     basic investment strategy inconsistent with the
best interests of the    fund's     shareholders.  See "Common investment
policies and techniques" below for a discussion of these strategies.

Putnam Management may take full advantage of the entire range of maturities
of U.S.    government securities     and other high quality bonds and may
adjust the average maturity of the    fund's     portfolio from time to
time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. Thus, at certain times the average maturity of the portfolio may be relatively short (less than one year to five years, for example) and at other times may be relatively long (more than 10 years, for example).

   The fund may also invest in     high quality mortgage-backed and asset-
backed securities. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

U.S.    government securities     and other high quality bonds do not
involve the degree of credit risk associated with investments in lower
quality fixed   -    income securities, although, as a result, the yields
available from U.S.    government securities     and other high quality
bonds are generally lower than the yields available from many other
fixed   -    income securities.  Like other fixed   -    income securities,
however, the values of U.S.    government securities     and other high
quality bonds change as interest rates fluctuate.  Fluctuations in the
value of the    fund's     securities will not affect interest income on
securities already held by the    fund    , but will be reflected in the
   fund's     net asset value.  Since the magnitude of these fluctuations
generally will be greater at times when the    fund's     average maturity
is longer, under certain market conditions the    fund     may invest in
short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

PCM UTILITIES GROWTH AND INCOME FUND

The investment objective of PCM Utilities Growth and Income Fund is to seek
capital growth and current income.  The    fund     concentrates its
investments in securities issued by companies in the public utilities industries.

The    fund     will seek its objective by investing under normal
circumstances at least 65% of its total assets in equity and debt securities of companies in the public utilities industries. Equity
securities in which the    fund     may invest include common stocks,
preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common or preferred stocks. Debt
securities in which the    fund     may invest will be rated at the time of
   purchase     at least Baa by Moody's or BBB by S&P or will be of
comparable quality as determined by Putnam Management.  The    fund     may
invest in debt and equity securities of issuers in other industries if
Putnam Management believes they will help achieve the    fund's
objective. Companies in the public utilities industries include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric or gas energy or other types of energy and companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not companies engaged in public broadcasting or cable television). Putnam Management deems a particular company to be in the public utilities industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from one or more of those industries.

The portion of the    fund's     assets invested in equity securities and
in debt securities will vary from time to time in light of the
   fund's     investment objective, changes in interest rates, and economic
and other factors.  Although the    fund     expects that in the near term
it will invest substantial portions of its assets in both equity securities
and in debt securities, the    fund     may invest all of its assets in
either equity or debt securities.  The    fund     may hold a portion of
its assets in cash and money market instruments.

The    fund     may invest up to 25% of its assets in securities
principally traded in foreign markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and
techniques -- Foreign investments."  The    fund     may also engage in
foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and
types of transactions and the risks associated with them.  The    fund
may engage in defensive strategies when Putnam Management judges that
conditions in the securities markets make pursuing the    fund's     basic
investment strategy inconsistent with the best interests of the
   fund's     shareholders.  See "Common investment policies and
techniques" below for a discussion of these strategies.

Since the    fund's     investments are concentrated in the
utilities industries, the value of its shares can be expected to change in light of factors affecting those industries, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Many utility companies, especially electric, gas and other energy-related utility companies, have historically been subject to risks of increase in fuel and other operating costs, changes in interest rates on borrowings for capital improvement programs, changes in applicable laws and regulations, changes in technology which may render existing plants, equipment or products obsolete, the effects of energy conservation and operating constraints, and increased costs and delays associated with compliance with environmental regulations. In particular, regulatory changes with respect to nuclear and conventionally-fueled power generating facilities could increase costs or impair the ability of utility companies to operate such facilities or obtain adequate return on invested capital. Generally, prices charged by utilities are regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that utility companies earn a return sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

In recent years, regulatory changes in the United States have increasingly allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the utilities industries. This trend toward deregulation and the emergence of new entrants have caused non-regulated providers of utility services to become a significant part of the utilities industries. Putnam Management believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Although Putnam Management seeks to take advantage of favorable investment opportunities that may arise from these structural
changes, there can be no assurance that the    fund     will benefit from
any such changes.

Investments in securities rated BBB or Baa have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make
principal and interest payments than would    likely     be the case with
investments in securities with higher credit ratings.  The    fund     will
not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security would
serve the    fund's     investment objective.

The    fund     is "non-diversified."  This means that it may invest its
assets in a limited number of issuers.     In order to qualify as a
"regulated investment company" under     the Internal Revenue Code   (See
"How the trust makes distributions to shareholders; tax information"
below), the fund     generally may not invest more than 25% of its
   total     assets in obligations of any one issuer other than U.S.
   government securities     and, with respect to 50% of its total assets,
the    fund     may not invest more than 5% of its total assets in the
securities of any one issuer (except U.S.    government securities).
Thus the    fund     may invest up to 25% of its total assets in the
securities of each of any two issuers.  Because of the limited number of
issuers in the public utilities industries, the    fund     is more likely
to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of industries. This practice involves an increased risk of loss to the
   fund     if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline.

PCM Utilities Growth and Income Fund will generally be managed in a style similar to that of Putnam Utilities Growth and Income Fund. Because that
fund is "diversified," however,    PCM Utilities Growth and Income
Fund's     portfolio may be invested in securities of a    smaller
number of issuers than    the portfolio of that fund    .

PCM VOYAGER FUND

PCM Voyager Fund seeks capital appreciation. It is designed for investors willing to assume above-average risk in return for above-average capital
growth potential.  The    fund     invests primarily in common stocks    of
companies that     Putnam Management believes have potential for capital
appreciation    which     is significantly greater than that of market
averages.  The    fund     may also purchase convertible bonds, convertible
preferred stocks, warrants, preferred stocks and debt securities if Putnam
Management believes they would help achieve the    fund's     objective.
The    fund     may also hold a portion of its assets in cash and money
market instruments and may invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign
investments."  The    fund     may also engage in foreign currency exchange
transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks
associated with them.  The    fund     may engage in defensive strategies
when Putnam Management judges that conditions in the securities markets
make pursuing the    fund's     basic investment strategy inconsistent with
the best    interests     of the    fund's     shareholders.  See "Common
investment policies and techniques" below for a discussion of these strategies.

The    fund's investments may include widely-traded common stocks of larger companies as well as common stocks of smaller, less well-known issuers.
The fund     generally invests a         portion of its assets in the
securities of    small- to medium-sized companies with equity market
capitalizations of less than $3 billion.  Investing in these     companies
may present greater opportunities for capital appreciation        , but may
also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their
securities may trade less frequently and in limited volume    and only in
the over-the-counter market or on a regional securities exchange    .  As a
result, these securities may fluctuate in value more than securities of larger, more established companies.

PCM Voyager Fund will generally be managed in a style similar to Putnam Voyager Fund.

GENERAL

As indicated above, certain of the    funds     are generally managed in
styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their
counterpart    funds     invest, and consequently will not have identical
portfolios or experience identical investment results.

COMMON INVESTMENT POLICIES AND TECHNIQUES

Defensive strategies

At times, Putnam Management may judge that conditions in the securities
markets make pursuing a    fund's     basic investment strategy
inconsistent with the best interests of the    fund's     shareholders.  At
such times        Putnam Management may temporarily use alternative
strategies        primarily designed to reduce fluctuations in the value of
a    fund's     assets.

    In implementing these    defensive     strategies, a    fund     may
invest without limit in cash or cash equivalents, money-market instruments,
short-term bank obligations, high-rated fixed   -    income securities or
preferred stocks or invest in any other securities Putnam Management considers consistent with such defensive strategies.

    It is impossible to predict when, or for how long, a    fund     will
use    these     alternative strategies.

Portfolio turnover

The length of time a    fund     has held a particular security is not
generally a consideration in investment decisions.  A change in the
securities held by a    fund     is known as "portfolio turnover." As a
result of a    fund's     investment policies, under certain market
conditions the    fund's     portfolio turnover rate may be higher than
that of other mutual funds.

    Portfolio turnover generally involves some expense to a    fund    ,
including brokerage commissions or dealer    markups     and other
transaction costs on the sale of securities and reinvestment in other
securities.     These     transactions may result in realization of taxable
capital gains.  Portfolio turnover rates for the life of each    fund are
shown in the section     "Financial highlights."

Investments in premium securities

To the extent described above, certain of the    funds     may invest in
securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

    A    fund     does not amortize the premium paid for    these
securities in calculating its net investment income. As a result, the
purchase of    premium     securities provides a    fund     a higher level
of investment income distributable to shareholders on a current basis than
if the    fund     purchased securities bearing current market rates of
interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such
securities    may     increase    the fund's     risk of capital loss if
such securities are held to maturity (or first call date).

During a period of declining interest rates, many of a    fund's
portfolio investments will likely bear coupon rates    that     are higher
than current market rates, regardless of whether such securities were
originally purchased at a premium.     These     securities would generally
carry    premium market values that     would be reflected in the net asset
value of    the fund's shares.      As a result, an investor who purchases
shares of a    fund     during such periods would initially receive higher
   taxable monthly     distributions (derived from the higher coupon rates
payable on the    fund's     investments) than might be available from
alternative investments bearing current market interest rates, but    the
investor     may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the
potential performance of an investment in a    fund    , investors may find
it useful to compare    the fund's     current dividend rate with the
   fund's     "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Foreign investments

Each    fund     may invest to the extent described above in securities
principally traded in foreign markets.  Each    fund     may also purchase
Eurodollar certificates of deposit without limitation. Since foreign securities are normally denominated and traded in foreign currencies, the
values of    fund     assets may be affected favorably or unfavorably by
currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to
accounting, auditing   ,     and financial reporting standards and
practices comparable    with     those in the United States.

    The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than
   those     in the United States.  Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery
of securities or in the recovery of    fund     assets held abroad) and
expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation,
political or financial instability and diplomatic developments    that
could affect the value of         investments in certain foreign countries.
Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries
may limit    investments     in securities of certain issuers located in
those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased    for investments in
securities principally traded in, or issued by issuers located in,
underdeveloped     and developing nations, which are sometimes referred to
as "emerging markets."

A more detailed explanation of foreign investments, and the risks and special tax considerations associated with them, is included in the
   SAI    .

Foreign currency exchange transactions

To the extent described above, certain of the    funds     may engage in
   foreign     currency exchange transactions to protect against
uncertainty in the level of future exchange rates.  Putnam Management
   expects to     engage in    foreign     currency exchange transactions
in connection with the purchase and sale of portfolio securities
("transaction hedging")        and to protect    against changes in     the
value of specific portfolio positions ("position hedging").

A    fund     may engage in transaction hedging to protect against a change
in    foreign     currency exchange rates between the date on which    the
fund     contracts to purchase or sell    a     security and the settlement
date, or to "lock in" the    U.S. dollar equivalent     of a dividend or
interest payment in a    foreign     currency.     A fund may also
purchase or sell a currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, a    fund     may also enter into contracts to
purchase or sell foreign currencies at a future date ("forward contracts")
and    may     purchase and sell foreign currency futures contracts as a
hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction
hedging purposes, a    fund     may also purchase and sell call and put
options on foreign currency futures contracts and on    foreign
currencies.

A    fund     may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value
of a currency in which securities the    fund     intends to buy are
denominated, when the    fund     holds cash    or     short-term
investments).  For position hedging purposes, a    fund     may purchase or
sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign
currencies.  In connection with position hedging, a    fund     may also
purchase or sell foreign currency on a spot basis.

A    fund's     currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant
hedging opportunities for a    fund    .  Cross hedging transactions by a
   fund     involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

For a discussion of the risks associated with options and futures
strategies in connection with a    fund's     foreign currency exchange
transactions, see "Risks related to options and futures strategies."

Options and futures

Futures and options on futures.  Each    fund     that may invest in
futures and options, as described above, may, to the extent consistent with
   its     investment objectives and policies, buy and sell index futures contracts ("index futures") for hedging purposes. An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value
of the index between the time when a    fund     enters into and terminates
an index futures transaction, the    fund     realizes a gain or loss.  A
   fund     may also, to the extent consistent with its investment
objectives and policies, buy and sell call and put options on index futures or on stock or bond indices in addition to or as an alternative to buying or selling index futures or, to the extent permitted by applicable law, to
earn additional income.  In addition, if a    fund's     investment
policies permit it to invest in foreign securities, such    fund     may
invest in futures and options on foreign securities, to the extent permitted by applicable law, as a substitute for direct investment in foreign securities.

To the extent described above, each    fund     may also buy and sell
futures contracts and related options with respect to U.S.    government
securities     and options directly on U.S.    government securities    .
Putnam Management believes that, under certain market conditions, price
movements in U.S.    government securities     futures and related options
may correlate closely with securities in which the    funds     may invest
and may, as a result, provide hedging opportunities for the    funds.
U.S.    government securities     futures and related options would be used
in a way similar to a    fund's     use of index futures and options.  A
   fund     will only buy or sell U.S.    government securities     futures
and related options when, in the opinion of Putnam Management, price movements in such futures and options are expected to correlate closely with price movements in the securities which are the subject of the hedge.

Options.  As described above, certain of the    funds     may, to the
extent consistent with their investment objectives and policies, seek to increase current return by writing covered call and put options on
securities such    funds     own or in which they may invest.  A
   fund     receives a premium from writing a call or put option, which
increases the         return if the option expires unexercised or is closed
out at a net profit.

    When a    fund     writes a call option, it gives up the opportunity to
profit from any increase in the price of a security above the exercise
price of the option; when it writes a put option, the    fund     takes the
risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. Each
   fund     may terminate an option that it has written prior to its
expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

    Each    fund     may also, to the extent consistent with its investment
objectives and policies, buy and sell put and call options for hedging
purposes    .  From     time to time   , a fund may also     buy and sell
combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying
the options may not exceed 25% of the relevant    fund's assets.  The use
of these strategies may be limited by applicable law.

Risks related to options and futures strategies

   Options and futures     transactions involve costs and may result in
losses.    The effective use of options and futures strategies depends on a fund's ability to terminate options and futures positions at times when Putnam Management deems it desirable to do so. Although a fund will enter into an option or futures contract position only if Putnam Management
believes     that a liquid secondary market    exists for such option or
futures contract, there is no assurance that the fund will be able to
effect closing transactions     at any particular time   or at an
acceptable price. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which a fund may purchase or sell are traded in the "over-the-counter" market rather than on an exchange. This means that a fund will enter into such option contracts with particular securities dealers who make markets in these options. A fund's ability to terminate options positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions might fail to meet their obligations to the fund.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the values of the securities
underlying the     futures and options    purchased and sold by a fund, of
the option and futures contract itself, and of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market
movements correctly.  The use of futures and options     transactions
   for purposes other than hedging entails greater risks    .

A more detailed explanation of futures and options transactions, including
the risks associated with them, is included in the    SAI    .

Lower-rated and other fixed   -    income securities

As described above, certain of the    funds     may invest in lower-rated
fixed   -    income securities (commonly known as "junk bonds").  Differing
yields on fixed   -    income securities of the same maturity are a
function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the
lower    rating     categories of recognized rating agencies (Baa or MIG-4
or lower by Moody's and BBB or SP-3 or lower by S&P) or from unrated securities of comparable quality. Securities in the rating categories below Baa as determined by Moody's and BBB as determined by S&P are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix
to this    prospectus    .

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although Putnam Management considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Putnam Management's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earning prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities,
the achievement of a    fund's     objectives depends more on Putnam
Management's analytical abilities than would be the case if it were investing primarily in securities in the higher rating categories.

At times, a substantial portion of    fund     assets may be invested in
securities as to which the    fund    , by itself or    together     with
other funds and accounts managed by Putnam Management and its affiliates,
holds    all or     a major portion        .  Under adverse market or
economic conditions or in the event of adverse changes in the financial
condition of the issuer, a    fund     could find it more difficult to sell
   these     securities when Putnam Management believes it advisable to do
so or may be able to sell    the     securities only at prices lower than
if    they     were more widely held.  Under    these     circumstances, it
may also be more difficult to determine the fair value of such securities
for purposes of computing a    fund's     net asset value.

    In order to enforce its rights in the event of a default    of
these     securities, a    fund     may be required to    participate in
various legal proceedings or     take possession of and manage assets
securing the issuer's obligations on    the     securities   .  This
could     increase the    fund's     operating expenses and adversely
affect the    fund's     net asset value.

Like those of other fixed   -    income securities, the values of
lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a fund's assets. Conversely, during periods of rising
interest rates, the value of a    fund's     assets will generally
decline.

    The magnitude of these fluctuations    will generally be greater when a
fund's average maturity is longer    .  However, the yields on such
securities are also generally higher. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.
Changes by recognized rating services in their ratings of any fixed   -
    income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect
income derived from such securities, but will affect a    fund's     net
asset value.

Investors should carefully consider their ability to assume the risks of investing in a mutual fund which invests in lower-rated securities before
allocating a portion of their insurance investment to a    fund     that
invests in such securities.  The lower ratings of certain securities held
by a    fund     reflect a greater possibility that adverse changes in the
financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payments of interest and
principal would likely make the values of securities held by a    fund
more volatile and could limit the    fund's     ability to sell its
securities at prices approximating the values the    fund     had placed on
such securities.  In the absence of a liquid trading market for securities
held by it, a    fund     may be unable at times to establish the fair
value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

Putnam Management seeks to minimize the risks of investing in lower-rated
securities through careful investment analysis.  When    a fund     invests
in securities in the lower rating categories, the achievement of the
   fund's     goals is more dependent on Putnam Management's ability than
would be the case if the    fund     were investing in securities in the
higher rating categories.

Certain securities held by a    fund     may permit the issuer at its
option to "call," or redeem, its securities.  If an issuer were to redeem
securities held by a    fund     during a time of declining interest rates,
the    fund     may not be able to reinvest the proceeds in securities
providing the same investment return as the securities redeemed.

A    fund     may at times invest in so-called "zero-coupon" bonds and
"payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently.

    Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in
cash, a    fund     is nonetheless required to accrue interest income on
such investments and to distribute such amounts    on a current basis
to shareholders.  Thus, a    fund     could be required at times to
   sell     other investments in order to satisfy its    income
distributions    .

Certain investment         grade securities in which a    fund     may
invest share some of the risk factors discussed above with respect to lower-rated securities.

Mortgage-backed and asset-backed securities

As described above, certain of the    funds     may invest in asset-backed
and mortgage-backed securities, such as CMOs   and certain      stripped
mortgage-backed securities.  CMOs and other mortgage-backed securities
represent    a participation     in, or are secured by, mortgage loans
   and include:

- Certain securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities

- Securities issued by private issuers that represent an interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities

- Securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit
    enhancement    .

    Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal
distributions on a pool of mortgage assets.  A    fund     may invest in
both the interest-only or "IO" class and the principal-only or "PO" class.
The yield to maturity on an IO class    of stripped mortgage-backed
securities     is extremely sensitive not only to changes in prevailing
interest rates but also to the rate of principal payments (including
prepayments) on the         underlying         assets   .  A     rapid rate
of principal    prepayments     may have a    measurably     adverse effect
on a    fund's     yield to maturity to the extent it invests in IOs.  If
the    assets     underlying    the IO     experience greater than
anticipated prepayments of principal, a    fund     may fail to
recoup    fully     its initial investment in these securities.
Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The
secondary market for stripped mortgage-backed securities may be    more
volatile and     less liquid than that for other mortgage-backed
securities, potentially limiting a    fund's     ability to buy or sell
those securities at any particular time.

Mortgage-backed securities include securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Ginnie Mae, Fannie Mae or Freddie Mac; securities issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; or securities issued by private issuers that represent an interest in or are collateralized by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Asset-backed securities are structured like mortgage-backed securities, but
instead of mortgage loans or interests in    mortgage loans    , the
underlying assets may include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed and asset-backed securities have yield and maturity
characteristics corresponding to the underlying assets.     Unlike
traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain
mortgage-backed    securities     and asset-backed securities include both
interest and a partial payment of principal.

   Besides the     scheduled    repayment of principal    , payments of
principal may result from voluntary prepayment, refinancing   ,     or
foreclosure of the underlying mortgage loans or other assets.

   Prepayments may require reinvestment of principal under less attractive
terms.  Prepayments may also     significantly shorten the effective
maturities of    these     securities, especially during periods of
declining interest rates.     Conversely, during periods of rising interest
rates, a reduction in prepayments may increase the effective maturities of these securities.

Mortgage            -backed and asset-backed securities are less effective
than other types of securities as a means of "locking in" attractive long-
term interest rates.     One reason is     the need to reinvest prepayments
of principal    ; another is     the possibility of significant unscheduled
prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities,
although they may have a    similar     risk of decline in market value
during periods of rising interest rates.

   Prepayments may cause losses in securities purchased at a premium.
At times, some of the mortgage-backed and asset-backed securities in which
a    fund     may invest will have higher than market interest rates
and         therefore    will     be purchased at a premium above their par
value.  Unscheduled prepayments, which are made at par, will cause a
   fund     to    experience     a loss equal to any unamortized premium.

   Prepayments could cause early retirement of CMOs.      CMOs are issued
with a number of classes or series which have different maturities and
   that     may represent interests in    some or all of     the interest
or principal on the underlying collateral    .  Payment of interest or
principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on
the underlying mortgages    .  CMOs of different classes    or series
are generally retired in sequence as the underlying mortgage loans in the
mortgage pool are repaid.     If enough mortgages are repaid ahead of
schedule, the classes or series of a CMO with the earliest maturities
generally will be retired prior to    their maturities    .  Thus, the
early retirement of         particular    classes     or series of    a
CMO     held by the    fund     would have the same effect as the
prepayment of mortgages underlying other mortgage-backed securities.

Securities loans, repurchase agreements and forward commitments

Each    fund     may lend portfolio securities amounting to not more than
25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully
collateralized at all times.  Each    fund     (other than PCM Money Market
Fund) may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions
involve some risk to a    fund     if the other party should default on its
obligation and the    fund     is delayed or prevented from recovering the
collateral or completing the transaction.

HOW PERFORMANCE IS SHOWN

Each    fund's     investment performance may from time to time be included
in advertisements about that    fund.      For    funds     other than PCM
Money Market Fund, "yield" is calculated by dividing a    fund's
annualized net investment income per share during a recent 30-day period by
the    maximum public offering price     per share on the last day of that
period.

    For    purposes of calculating yield    , net investment income is
calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or
discounts in the current market value of fixed   -    income securities.
   The     current dividend rate is based on         net investment income
as determined for tax purposes, which may not reflect amortization in the same manner. See "Common investment policies and techniques --
Investments in premium securities." For PCM Money Market Fund, "yield" represents an annualization of the change in value of an investment
(excluding any capital changes) in the    fund     for a specific seven-day
period; "effective yield" compounds that yield for a year and is, for that
reason, greater than the    fund's     yield.

"Total return" for the one-, five- and ten-year periods (or for the life of
a    fund    , if shorter) through the most recent calendar quarter
represents the average annual compounded rate of return on an investment of
$1,000 in such    fund    .  Total return may also be presented for other
periods.

All data    are     based on         past investment results and    do
not predict future performance.

    Investment performance, which will vary, is based on many factors,
including market conditions, the composition of a    fund's     portfolio,
and a    fund's     operating expenses.  Investment performance also often
reflects the risks associated with a    fund's     investment objective or
objectives and policies.  These factors should be considered when comparing
a    fund's     investment results    with     those of other mutual funds
and other investment vehicles.

    Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not
been in effect.     A fund's performance may be compared to that of various
indexes.  See the SAI.

Performance information presented for the    funds     should not be
compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and
expenses are not reflected in the    funds'     performance information
   .  As a result of such insurance related charges and expenses,     an
investor's return under the insurance product    would be lower    .

For performance information through the    funds'     most recent fiscal
year, see "Investment Performance of the Trust" in the    SAI    .

HOW THE TRUST IS MANAGED

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the Trust's other affairs and business.

   The Trust pays Putnam Management a quarterly fee for these services based on each fund's average net assets. See the SAI.

The following officers             of Putnam Management    have     had
primary responsibility for the day-to-day management of    each fund's
portfolio since the year stated below:

                                       Business experience
                          Year         (at least 5 years)
                          -------      -------------------------
PCM Asia Pacific
     Growth    Fund

   David K. Thomas        1995         Employed as an investment
Senior Vice President                     professional     by Putnam
                                       Management since 1987        .

   PCM Diversified
  Income Fund

William Kohli             1994         Employed as an investment
Managing Director                      professional     by Putnam
                                       Management since September, 1994.
                                       Prior to September, 1994, Mr. Kohli
                                       was Executive Vice President, and
                                       Co-Director of Global Bond
                                       Management and, prior to October,
                                       1993,    Mr. Kohli was     Senior
                                       Portfolio Manager, at Franklin
                                       Advisors/Templeton Investment
                                       Counsel.

   Michael Martino        1994         Employed as an investment
Managing Director                      professional by Putnam Management
                                       since January, 1994.  Prior to
                                       January, 1994, Mr. Martino was
                                       employed by Back Bay Advisors in
                                       the positions of Executive Vice
                                       President and Chief Investment
                                       Officer from 1992 to 1994, and
                                       Senior Vice President and Senior
                                       Portfolio Manager from 1990 to
                                       1992.

Jennifer E. Leichter      1993         Employed as an investment
Senior Vice President                  professional by Putnam Management
                                       since 1987.

Mark J. Siegel            1994         Employed as an investment
Senior Vice President                  professional     by Putnam
                                       Management since June, 1993.  Prior
                                       to June, 1993, Mr. Siegel was Vice
                                       President of Salomon Brothers
                                       International Ltd.

   Neil J. Powers         1994         Employed as an investment
Vice President                         professional by Putnam Management
                                       since 1986

PCM Global Asset
     Allocation    Fund

William Kohli             1994         Employed as an investment
Managing Director                      professional     by Putnam
                                       Management since September, 1994.
                                       Prior to September, 1994, Mr. Kohli
                                       was Executive Vice President, and
                                       Co-Director of Global Bond
                                       Management and, prior to October,
                                       1993,    Mr. Kohli was     Senior
                                       Portfolio Manager, at Franklin
                                       Advisors/Templeton Investment
                                       Counsel.

   William J. Landes      1993         Employed as an investment
Managing Director                      professional by Putnam Management
                                       since 1985.

Richard M. Frucci         1995         Employed as an investment
Senior Vice President                  professional by Putnam Management
                                       since 1984.

David L. King             1993         Employed as an investment
Senior Vice President                  professional by Putnam Management
                                       since 1983.

John K. Storkerson        1993         Employed as an investment
Senior Vice President                  professional by Putnam Management
                                       since 1979.

Christopher A. Ray        1993         Employed as an investment
Vice President                         professional     by Putnam
                                       Management since December, 1992.
                                       Prior to December, 1992, Mr. Ray
                                       was Vice President and Portfolio
                                       Manager at Scudder, Stevens &
                                       Clark, Inc., and from February,
                                       1986 to March, 1992, Mr. Ray was
                                       Vice President of Putnam
                                       Management.
   David J. Santos        1995         Employed as an investment
Vice President                            professional by Putnam
                                       Management since 1986.

PCM Global Growth
    Fund

Carol C. McMullen         1995         Employed as an investment
Managing Director                      professional by Putnam Management
                                       since June, 1995.  Prior to June,
                                       1995, Ms. McMullen was Senior Vice
                                       President of Baring Asset
                                       Management.

John K. Storkerson        1992         Employed as an investment
Senior Vice President                  professional     by Putnam
                                       Management since 1979    .

PCM Growth and Income
 Fund

Anthony I. Kreisel        1993         Employed as an investment
Managing Director                      professional by Putnam Management
                                       since 1986    .

David L. King                1993      Employed as an investment
Senior Vice President                     professional     by Putnam
                                       Management since 1983        .

   PCM High Yield Fund

Rosemary H. Thomsen                       1988   Employed as an investment
Senior Vice President                     professional             by
                                       Putnam Management since 1986.

   PCM Money Market Fund

Lindsey C. Strong         1992         Employed as an investment
Vice President                         professional             by Putnam
                                       Management since 1984.

   PCM New Opportunities
 Fund

Daniel L. Miller             1994      Employed as an investment
Managing Director                         professional     by Putnam
                                       Management since 1983.

        PCM U.S. Government
     and High Quality
     Bond    Fund

Kenneth J. Taubes         1993         Employed as an investment
Senior Vice President                  professional     by Putnam
                                       Management since 1991.  Prior to
                                       1991, Mr. Taubes was Senior Vice
                                       President of the Finance Division
                                       of U.S. Trust Company.

        PCM Utilities Growth
     and Income    Fund

Sheldon N. Simon          1992         Employed as an investment
Senior Vice President                  professional     by Putnam
                                       Management since 1984.

   Christopher A. Ray     1995         Employed as an investment
Vice President                         professional     by Putnam
                                       Management since December, 1992.
                                       Prior to December, 1992, Mr. Ray
                                       was Vice President and Portfolio
                                       Manager at Scudder, Stevens &
                                       Clark, Inc., and from February,
                                       1986 to March, 1992, Mr. Ray was
                                       Vice President of Putnam
                                       Management.

   PCM Voyager Fund

Roland W. Gillis             1995      Employed as an investment
Senior Vice President                     professional     by Putnam
                                       Management since March, 1995.
                                       Prior to March, 1995, Mr. Gillis
                                       was Vice President    at
                                       Keystone Custodian Funds, Inc.

   Robert R. Beck         1995         Employed as an investment
Senior Vice President                  professional     by Putnam
                                       Management since 1989    .

Charles H. Swanberg       1994         Employed as an investment
Senior Vice President                  professional by Putnam Management
                                       since 1984.

The Trust, on behalf of the    funds    , pays all expenses not assumed by
Putnam Management, including Trustees' fees and auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust also reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust. The total reimbursement is determined annually by the Trustees.

General expenses of the Trust will be allocated among and charged to the
assets of each    fund     on a basis that the Trustees deem fair and
equitable, which may be based on the relative assets of each    fund     or
the nature of the services performed and relative applicability to each
   fund    .  Expenses directly charged or attributable to a    fund
will be paid from the assets of that    fund    .

Expense limitation. In order to limit PCM Asia Pacific Growth Fund's expenses during its start-up period, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the
   fund)     through April 30, 1996, to the extent that expenses of the
   fund     (exclusive of brokerage, interest, taxes, and deferred
organizational and extraordinary expenses) would exceed an annual rate of
1.20% of the    fund's     average net assets.

For the purpose of determining any such limitation on Putnam Management's
compensation, expenses of the    fund     will not reflect the application
of commissions or    brokerage service and expense offset arrangements
that may reduce designated    fund     expenses.

With Trustee approval, this expense limitation may be terminated earlier,
in which event shareholders would be notified and this    prospectus
would be revised.

Total expenses, including management fees, for the fiscal year ended
December 31,    1995    , based on each    fund's     average net assets,
were:
  Total                                  Management
Expenses                                    Fees

PCM Asia Pacific Growth Fund*                0.81%           0.22%
(reflecting expense limitation)
PCM Diversified Income Fund                  0.85%           0.70%
PCM Global Asset Allocation Fund             0.84%           0.70%
PCM Global Growth Fund                       0.75%           0.60%
PCM Growth and Income Fund                   0.57%           0.52%
PCM High Yield Fund                          0.79%           0.70%
PCM Money Market Fund                        0.57%           0.45%
PCM New Opportunities Fund                   0.84%
0.70%
PCM U.S. Government and High
 Quality Bond Fund                           0.70%           0.61%
PCM Utilities Growth and Income Fund   **    0.68%           0.60%
PCM Voyager Fund                             0.68%           0.62%

   *    The total expenses and management fees shown above for     PCM
        Asia Pacific Growth Fund    reflect an expense limitation in
        effect for the period and are not annualized    .  In the absence
        of the expense limitation,    annualized     management fees and
        total expenses    would have been 0.80% and 1.70,
        respectively%

       **                                     On January    7, 1996    ,
                                              the Trustees approved a
                                              proposal to change the fees
                                              payable to Putnam
                                              Management under the
                                              Management Contract for PCM
                                                 Utilities Growth and
                                              Income     Fund.

    The proposed change is subject to shareholder approval and will be submitted to shareholders at a meeting scheduled for July
       11, 1996    .

    If the proposed change is approved by shareholders, management
    fees for PCM    Utilities Growth and Income     Fund would
    thereafter be paid at the following annual rates:     0.70%
    of the first $500 million of average net assets,    0.60% of the
    next $500 million,     0.55% of the next $500 million, 0.50%
            of the next $5 billion,    0.475%     of the next $5
    billion,    0.455%     of the next $5 billion,    0.44%     of
    the next $5 billion, and    0.43%     of any excess thereafter.
    The proposed change would result in an increase in the fees payable by the Fund based on its net assets as of December 31,
       1995    .

   The expenses shown in the table do not reflect the application of credits related to brokerage service and expense offset arrangements that reduce certain fund expenses.

Putnam Management places all orders for purchases and sales of the
securities of each    fund    .  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider, if permitted by law, sales of shares of the other Putnam funds as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam Capital Manager Trust is a Massachusetts business trust organized on September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into eleven series of shares, each representing a separate investment portfolio which is being offered through separate accounts of various insurance companies. Each portfolio is managed as a diversified investment company, except for PCM Utilities Growth and Income Fund, which
is managed as a non-diversified investment company.          Until
September 1, 1993, PCM Global Asset Allocation Fund was known as PCM Multi-Strategy Fund. Shares vote by individual portfolio on all matters except
(i) when required by the Investment Company Act of 1940, shares of all portfolios shall be voted in the aggregate, and (ii) when the Trustees have determined that the matter affects only the interests of one or more portfolios, only the shareholders of such portfolio or portfolios shall be entitled to vote.

Each share has one vote, with fractional shares voting proportionately. Shares of each of the portfolios are freely transferable, are entitled to dividends as declared by the Trustees, and, if the portfolio were liquidated, would receive the net assets of the portfolio. The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Shares of the    funds     may only be purchased by an insurance
   company     separate account.  For matters requiring shareholder
approval, you may be able to instruct the insurance    company     separate
account how to vote the    fund     shares attributable to your contract or
policy. See the Voting Rights section of your insurance product prospectus.

The    funds'     Trustees:  George Putnam,* Chairman.  President of the
Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of
Management,    Massachusetts Institute of Technology    ; Jameson Adkins
Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Principal and Managing Director, First Reserve Corporation; Elizabeth T. Kennan, President
   Emeritus and Professor    , Mount Holyoke College; Lawrence J. Lasser,*
Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President, Cabot Partners Limited Partnership; Donald S. Perkins,*
Director of various corporations, including AT&T   , Cummins Engine
Company, Inc., Springs Industries, Inc.     and Time Warner Inc.; George
Putnam, III,* President, New Generation Research, Inc.; Eli Shapiro, Alfred
P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of
Management,    Massachusetts Institute of Technology    ; A.J.C. Smith,*
Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts
General Hospital and Eastern Utilities Associates.  The    funds'
Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual Funds.

About Your Investment

SALES AND REDEMPTIONS

The Trust has an underwriting agreement relating to the    funds     with
Putnam Mutual Funds, One Post Office Square, Boston, Massachusetts 02109.
Putnam Mutual Funds presently offers shares of each    fund     of the
Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Mutual Funds accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Mutual Funds may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order, except that, in the case of PCM Money Market Fund, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Trust.
Orders for purchases or sales of shares of a    fund     must be received
by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is
charged to a separate account when it redeems    fund     shares.

Please check with your insurance company    to determine the funds
available under your variable annuity contract or variable life insurance
policy.  Certain    funds     may not be available in your state due to
various insurance regulations.  Inclusion of a    fund     in this
   prospectus     that is not available in your state is not to be
considered a solicitation.  This    prospectus     should be read in
conjunction with the prospectus of the separate account of the specific
insurance product which accompanies this    prospectus    .

Each    fund     currently does not foresee any disadvantages to
policyowners arising out of the fact that each    fund     offers its
shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the
Trustees    intend     to monitor events in order to identify any material
irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts
might be required to withdraw their investments in one or more    funds
and shares of another    fund     may be substituted.  This might force a
   fund     to sell portfolio securities at disadvantageous prices.  In
addition, the Trustees may refuse to sell shares of any    fund     to any
separate account or may suspend or terminate the offering of shares of any
   fund     if such action is required by law or regulatory authority or is
in the best interests of the shareholders of the    fund    .

Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

EXCHANGE PRIVILEGE

A shareholder may exchange shares of any    fund     in the Trust for
shares of any other    fund     in the Trust on the basis of their
respective net asset values. Exchanges may not be made into portfolios of the Trust not offered by your variable annuity contract or variable life policy.

HOW THE TRUST VALUES ITS SHARES

The Trust calculates the net asset value of a share of each    fund     by
dividing the total value of the assets of the    fund    , less
liabilities, by the number of shares of the    fund     outstanding.
Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

    Except for securities held by PCM Money Market Fund,         securities
for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. The Trust values the portfolio investments of
PCM Money Market Fund at amortized cost pursuant to    Rule 2a-7 under the
Investment Company Act of 1940.

HOW    THE TRUST MAKES     DISTRIBUTIONS    TO SHAREHOLDERS    ; TAX
INFORMATION

PCM Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month's distributions will be paid on the first business day of the next month. Since the net income of PCM Money Market Fund is declared as a dividend each time it is
determined, the net asset value per share of the    fund     remains at
$1.00 immediately after each determination and dividend declaration.  Each
of the other    funds     will distribute any net investment income and net
realized capital gains at least annually.  Both types of distributions will
be made in shares of such    funds     unless an election is made on behalf
of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date, except that with respect to PCM Money Market Fund, distributions are reinvested using the net asset value determined on the day following the distribution payment date.

Each    fund     intends to qualify each year as a "regulated investment
company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

Internal Revenue Service regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance separate accounts generally require that those portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments. Each of
the    funds     intends to comply with these requirements.

   Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a fund's income distributions to constitute a return of capital for tax purposes or require a fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

If at the end of a fund's fiscal year more than 50% of the value of a fund's total assets represents securities of foreign corporations, that fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes it paid as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

FINANCIAL INFORMATION

It is expected that owners of the variable annuity contracts and variable life insurance policies who have contract or policy values allocated to the
   funds     will receive an unaudited semi-annual financial statement and
an audited annual financial statement for such    funds    .  These reports
show the investments owned by each    fund     and provide other relevant
information about the    fund    .

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937.    Putnam
Mutual Funds is the principal underwriter of the Trust and of other Putnam funds. Putnam Fiduciary Trust Company is the Trust's custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the Trust's investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally
referred to as "gilt    -edged.    "  Interest payments are protected by a
large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may
be other elements present which make the long-term    risk     appear
somewhat larger than    the     Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes
and are to be considered as upper   -    medium-grade obligations.  Factors
giving security to principal and interest are considered adequate   ,
but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade
obligations   (    i.e., they are neither highly protected nor poorly
secured   )    .  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking, or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements;
their future cannot be considered as well   -    assured.  Often the
protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Notes

MIG 1/VMIG 1    --     This designation denotes best quality.  There is
present strong protection by established cash flows, superior liquidity
support or demonstrated broad   -    based access to the market for
refinancing.

MIG 2/VMIG 2    -- This designation denotes high quality.  Margins of
protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--  Leading market positions in well established industries.
--  High rates of return on funds employed.
-- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C--Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC'-rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

Putnam Capital Manager Trust
One Post Office Square
Boston, MA 02109

Investment Manager

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

Custodian

Putnam Fiduciary
Trust Company
One Post Office Square
Boston, MA 02109

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

                          PUTNAM CAPITAL MANAGER TRUST

                                   FORM N-1A

                                     PART B

               STATEMENT OF ADDITIONAL INFORMATION

   ("SAI")
                               May 1,    1996

This    SAI     is not a    prospectus     and is only authorized for
distribution when accompanied or preceded by the    prospectus     of the
Trust dated May 1,    1996    , as revised from time to time.  This
   SAI     contains information which may be useful to investors but which
is not included in the    prospectus    .  If the Trust has more than one
form of current    prospectus    , each reference to the    prospectus
in this    SAI     shall include all the Trust's    prospectuses    ,
unless otherwise noted.  The    SAI     should be read together with the
applicable    prospectus    .  Investors may obtain a free copy of the
applicable    prospectus     from Putnam Investor Services, Mailing
address: P.O. Box 41203, Providence, RI 02940-1203.

The Report of the Trust's independent accountants and the audited financial
statements of the Trust are incorporated by reference into this    SAI    .

                               Table of Contents

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . .         B-2

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-   27

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . .         B-   29

   MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-33

INVESTMENT PERFORMANCE OF THE TRUST. . . . . . . . . . . . . . . . . B-   63

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . B-   65

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . B-   67

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . B-   68

CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-   68

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . . . B-   69

                         PUTNAM CAPITAL MANAGER TRUST
                                      SAI
DEFINITIONS

The "Trust"                       --  Putnam Capital Manager Trust.

"Putnam Management"               --  Putnam Investment Management, Inc.,
                                      the Trust's investment manager.


"Putnam Mutual Funds"             --  Putnam Mutual Funds Corp., the
                                      Trust's principal underwriter.

"Putnam Fiduciary Trust           --  Putnam Fiduciary Trust Company,
 Company"                             the Trust's custodian.

"Putnam Investor Services"        --  Putnam Investor Services, a division
                                      of Putnam Fiduciary Trust Company,
                                      the Trust's investor servicing
                                      agent.

INVESTMENT OBJECTIVES AND POLICIES

The Trust consists of eleven separate investment portfolios (the
   "funds")     with    differing     investment objectives and policies:
PCM Asia Pacific Growth Fund, PCM Diversified Income Fund, PCM Global Asset Allocation Fund, PCM Global Growth Fund, PCM Growth and Income Fund, PCM High Yield Fund, PCM Money Market Fund, PCM New Opportunities Fund, PCM U.S. Government and High Quality Bond Fund, PCM Utilities Growth and Income Fund, and PCM Voyager Fund. The investment objectives and policies of the
   funds     are described in the    prospectus     offering such
   funds.      This    SAI     contains, among other things, the investment
restrictions of the    funds    .  It also contains information concerning
certain investment practices in which some or all of the    funds     may
engage.  The    prospectus     indicates which practices are applicable to
each    fund     which it offers.

Except as described below under "Investment Restrictions of the Trust," the
investment policies described in the    prospectus     and in this
   SAI     are not fundamental, and the Trustees may change such policies without shareholder approval.  As a matter of policy, the Trustees would
not materially change the    funds'     investment objectives without
shareholder approval.

   Short-term Trading

In seeking a fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. A fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Lower-rated Securities

Each    fund     may invest in lower-rated fixed-income securities
(commonly known as "junk bonds") to the extent described in the
   prospectus    .  The lower ratings of certain securities held by a
   fund     reflect a greater possibility that adverse changes in the
financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and
principal would likely make the values of securities held by a    fund
more volatile and could limit a    fund's     ability to sell its
securities at prices approximating the values    the fund     had placed on
such securities.   In the absence of a liquid trading market for securities
held by it, a    fund at times     may be unable         to establish the
fair value of such securities.

   Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition,
the     rating assigned to a security by Moody's Investors Service, Inc. or
Standard & Poor's        (or by any other nationally recognized securities
rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the
security.  See the    prospectus     for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated
securities fluctuate in response to changes in interest rates.     A
decrease in interest rates will generally result in an increase in the
value of a    fund's     assets.  Conversely, during periods of rising
interest rates, the value of a    fund's     assets will generally decline.
   The     values of    lower-rated     securities    may often be
affected    to a greater extent     by changes in general economic
conditions and business conditions affecting the    issuers of such
securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated
securities    .  Changes by recognized rating services in their ratings of
any fixed-income security and    changes     in the ability of an issuer to
make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will
not affect income derived from    these     securities, but will affect a
   fund's     net asset value.  A    fund     will not necessarily dispose
of a security when its rating is reduced below its rating at the time of
purchase   .  However,     Putnam Management will monitor the investment to
determine whether its retention will assist in meeting a    fund's
investment objective   (s)    .

   Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of a    fund's     assets may be invested
in securities as to which the    fund    , by itself or together with other
funds and accounts managed by Putnam Management and its affiliates, holds
   all or     a major portion        .  Although Putnam Management
generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of
adverse changes in the financial condition of the issuer, a    fund
could find it more difficult to sell    these     securities when Putnam
Management believes it advisable to do so or may be able to sell    the
securities only at prices lower than if    they     were more widely held.
Under    these     circumstances, it may also be more difficult to
determine the fair value of such securities for purposes of computing a
   fund's     net asset value.  In order to enforce its rights in the event
of a default under such securities, a    fund     may be required to
   participate in various legal proceedings or     take possession of and
manage assets securing the issuer's obligations on such securities   .
This could     increase the    fund's     operating expenses and adversely
affect the    fund's     net asset value.  In addition, each    fund's
intention to qualify as a "regulated investment company" under the Internal
Revenue Code may limit the extent to which a    fund     may exercise its
rights by taking possession of such assets.

Certain securities held by a    fund     may permit the issuer at its
option to "call," or redeem, its securities.  If an issuer were to redeem
securities held by a    fund     during a time of declining interest rates,
the    fund     may not be able to reinvest the proceeds in securities
providing the same investment return as the securities redeemed.

A    fund     may at times invest without limit in so-called "zero-coupon"
bonds and "payment-in-kind" bonds identified in the    prospectus    ,
unless otherwise specified in the    prospectus    .  Zero-coupon bonds are
issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash
or in additional bonds.     Because     zero-coupon bonds and payment-in-
kind bonds    do not pay interest currently in cash, their values are
subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently in cash. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may
involve greater credit risks than bonds paying interest currently    in
cash    .  Even though such bonds do not pay current interest in cash, a
   fund     is nonetheless required to accrue interest income on such
investments and to distribute such amounts at least annually to
shareholders.  Thus, a    fund     could be required at times to liquidate
other investments in order to satisfy its dividend requirements.

Investments in Premium Securities

Unless otherwise specified in the    prospectus     or elsewhere in this
   SAI, if a fund     may invest in premium securities, it may do so
without limit.

   Investments in Miscellaneous Fixed Income Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if a fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities, it may do so without limit. None of the funds, however, currently intend to invest more than 15% of its assets in inverse floating obligations under normal market conditions.

Private Placements

Each fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

Mortgage Related Securities

To the extent described in the prospectus, each fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Prepayments may cause losses in securities purchased at a premium. At times, some of the mortgage-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to allocate the risk of prepayment among investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. A fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a fund's ability to buy or sell those securities at any particular time.

Securities Loans

Each    fund     may make secured loans of its portfolio securities, on
either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements
requiring that    the     loans be continuously secured by collateral
consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily.
The borrower pays to the    fund     an amount equal to any dividends or
interest received on securities lent.  The    fund     retains all or a
portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to
consent, with respect to the loaned securities    may     pass to the
borrower, the    fund     retains the right to call the loans at any time
on reasonable notice, and it will do so to enable the    fund     to
exercise voting rights on any matters materially affecting the investment.
The    fund     may also call such loans in order to sell the securities.

Forward Commitments

Each    fund     may enter into contracts to purchase securities for a
fixed price at a future date beyond customary settlement time ("forward
commitments") if the    fund     holds, and maintains until the settlement
date in a segregated account, cash or high-grade debt obligations in an
amount sufficient to meet the purchase price, or if the    fund     enters
into offsetting contracts for the         forward sale of other securities
it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the
   fund     enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the
   fund's     other assets.  Where such purchases are made through dealers,
the    fund     relies on the dealer to consummate the sale.  The dealer's
failure to do so may result in the loss to the    fund     of an
advantageous yield or price.  Although a    fund     will generally enter
into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered
into, a    fund     may dispose of a commitment prior to settlement if
Putnam Management deems it appropriate to do so.  A    fund     may realize
short-term profits or losses upon the sale of forward commitments.

A    fund     may enter into TBA sale commitments to hedge its portfolio
positions or to sell         securities it owns under delayed delivery
arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are
valued at    the     current market value of the underlying securities.  If
the TBA sale commitment is closed through the acquisition of an offsetting
purchase commitment, that    fund     realizes a gain or loss on the
commitment without regard to any unrealized gain or loss on the underlying
security.  If a    fund     delivers securities under the commitment,
   the fund     realizes a gain or loss from the sale of the securities
based upon the unit price established at the date the commitment was entered into.

Repurchase Agreements

Each    fund     may enter into repurchase agreements up to the limit
specified in the    prospectus    .  A repurchase agreement is a contract
under which a    fund     acquires a security for a relatively short period
(usually not more than one week) subject to the obligation of the seller to
repurchase and the    fund     to resell such security at a fixed time and
price (representing the    fund's     cost plus interest).  It is the
Trust's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers approved by the Trustees and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made
by a    fund     which are collateralized by the securities subject to
repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the
interest factor.  If the seller defaults, a    fund     could realize a
loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be
involved in bankruptcy or insolvency proceedings, a    fund     may incur
delay and costs in selling the underlying security or may suffer a loss of
principal and interest if the    fund     is treated as an unsecured
creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange
Commission, the    fund     may transfer uninvested cash balances into a
joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Options on Securities

Writing covered options.  Each    fund     may write covered call options
and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent
with a    fund's     investment    objective(s)     and policies.  Call
options written by a    fund     give the purchaser the right to buy the
underlying securities from the    fund     at a stated exercise price; put
options give the purchaser the right to sell the underlying securities to
the    fund     at a stated price.

Each    fund     may write only covered options, which means that, so long
as a    fund     is obligated as the writer of a call option, it will own
the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of
put options, the    fund     will hold cash and/or high-grade short-term
debt obligations equal to the price to be paid if the option is exercised.
In addition, the    fund     will be considered to have covered a put or
call option if and to the extent that it holds an option that offsets some
or all of the risk of the option it has written.  Each    fund     may
write combinations of covered puts and calls on the same underlying security.

A    fund     will receive a premium from writing a put or call option,
which increases the    fund's     return on the underlying security in the
event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the
underlying security.  By writing a call option, the    fund     limits its
opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By
writing a put option, the    fund     assumes the risk that it may be
required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss
       .

A    fund     may terminate an option that it has written prior to its
expiration by entering into a closing purchase transaction in which it
purchases an offsetting option.  The    fund     realizes a profit or loss
from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from
writing the option.     If a fund             writes a call option but does
not own the underlying security, and when it writes a put option, the
   fund     may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the
   fund     may have to deposit additional margin with the broker.  Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options.  A    fund     may purchase put options to protect
its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put
option since the    fund    , as holder of the option, is able to sell the
underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction
costs.  By using put options in this manner, the    fund     will reduce
any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options.  A    fund     may purchase call options to hedge
against an increase in the price of securities that the    fund     wants
ultimately to buy.  Such hedge protection is provided during the life of
the call option since the    fund    , as holder of the call option, is
able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of a    fund's     options strategies depends on the
ability of Putnam Management to forecast correctly interest rate and market
movements.  For example, if the    fund     were to write a call option
based on Putnam Management's expectation that the price of the underlying
security would fall, but the price were to rise instead, the    fund
could be required to sell the security upon exercise at a price below the
current market price.  Similarly, if the    fund     were to write a put
option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund
could be required to purchase the security upon exercise at a price higher than the current market price.

When a    fund     purchases an option, it runs the risk that it will lose
its entire investment in the option in a relatively short period of time,
unless the    fund     exercises the option or enters into a closing sale
transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction
costs, the    fund     will lose part or all of its investment in the
option.  This contrasts with an investment by the    fund     in the
underlying security, since the    fund     will not realize a loss if the
security's price does not change.

The effective use of options also depends on a    fund's     ability to
terminate option positions at times when Putnam Management deems it
desirable to do so.  There is no assurance that the    fund     will be
able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a    fund
could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If
an options market were to become unavailable, a    fund     as a holder of
an option would be able to realize profits or limit losses only by
exercising the option, and the    fund    , as option writer, would remain
obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased
or sold by a    fund     could result in losses on the options.  If trading
is interrupted in an underlying security, the trading of options on that
security is normally halted as well.  As a result, the    fund     as
purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the
   fund     as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, the Options Clearing Corporation may prohibit indefinitely the exercise of put options. The
   fund    , as holder of such a put option, could lose its entire
investment if the prohibition remained in effect until the put option's expiration.

   Foreign-traded options are subject to many of the same risks
    presented by internationally-traded    securities.  In addition,
because     of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by a    fund     and assets held
to cover OTC options written by the    fund     may, under certain
circumstances, be considered illiquid securities for purposes of any
limitation on the    fund's     ability to invest in illiquid securities.

Futures Contracts and Related Options

Subject to applicable law,    and unless otherwise specified in the
prospectus, a fund     may invest without limit in the types of futures
contracts and related options identified in the    prospectus for hedging
and non-hedging purposes.  The use of futures and options transactions for
purposes other than hedging entails greater risks    .  A financial futures
contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodities Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss.
   If the fund is unable to enter into a closing transaction, the amount of
the fund's potential loss is unlimited.  The     closing out of a futures
contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when a    fund     purchases or sells a security, no price is paid
or received by the    fund     upon the purchase or sale of a futures
contract.  Upon entering into a contract, the    fund     is required to
deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the initial margin is similar to a performance bond or good faith deposit which is returned to
the    fund     upon termination of the futures contract, assuming all
contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a
process known as "marking to the market."  For example, when a    fund
has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value
and the    fund     will receive from the broker a variation margin payment
based on that increase in value.  Conversely, when the    fund     has
purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the
   fund     would be required to make a variation margin payment to the broker.

A    fund     may elect to close some or all of its futures positions at any time prior to their delivery date in order to reduce or eliminate the
hedge position then currently held by the    fund.      The    fund     may
close its positions by taking opposite positions which will operate to
terminate the    fund's     position in the futures contracts.  Final
determinations of variation margin are then made, additional cash is
required to be paid by or released to the    fund,     and the    fund
realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts.  A    fund     may purchase and write call
and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the
option.  The    fund     may use options on futures contracts in lieu of
writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a
possible decrease in the value of its portfolio securities, a    fund
may purchase put options or write call options on futures contracts rather
than sell futures contracts.  Similarly, a    fund     may purchase call
options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the
price of securities which the    fund     expects to purchase.  Such
options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A    fund     will be required to deposit initial margin and variation
margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by a fund is subject to Putnam Management's ability to predict movements in various factors affecting securities
markets   , including interest rates    .
Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a
   fund     because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in
a loss to a    fund     when the purchase or sale of a futures contract
would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a    fund,     the
   fund     may seek to close out a position.  The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if a fund has hedged against a decline in the values of fixed-income securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its fixed-income securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the fixed-income securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short
position.  A unit is the current value of the index.  A    fund     may
enter into stock index futures contracts, debt index futures contracts, or
other index futures contracts appropriate to its objective   (s).  A
fund     may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock
index at the expiration of the contract.  For example, if a    fund
enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at
$154 on that future date, the    fund     will gain $2,000 (500 units x
gain of $4).  If the    fund     enters into a futures contract to sell 500
units of the stock index at a specified future date at a contract price of
$150 and the S&P 500 is at $152 on that future date, the    fund     will
lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by a    fund     of
index futures        .  One risk arises because of the imperfect
correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by a    fund     is also subject to Putnam
Management's ability to predict movements in the market.      For example,
it     is possible that, where a    fund     has sold futures to hedge its
portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the
   fund's     portfolio may decline.  If this occurred, the    fund
would lose money on the futures and also experience a decline in value in
its portfolio securities.  It is also possible that, if a    fund     has
hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase
instead, the    fund     will lose part or all of the benefit of the
increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such
situations, if the    fund     has insufficient cash, it may have to sell
securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still
not result in a    profitable position     over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, a
   fund     may purchase call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

A    fund     may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the
exercise price of the         warrant; if the value of the underlying index
falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the
   fund     were not to exercise an index warrant prior to its expiration,
then the    fund     would lose the purchase price paid for the warrant.

A    fund     will normally use index warrants in a manner similar to its
use of options on securities indices.  The risks of a    fund's     use of
index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index
options.  Although the    fund     will normally invest only in exchange-
listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the
terms of index warrants may limit the    fund's     ability to exercise the
warrants at such    times    , or in such quantities, as the    fund
would otherwise wish to do.

Foreign Securities

Under its current policy, which may be changed without shareholder
approval, each    fund     may invest up to the limit of its total assets
specified in the    prospectus     in securities         principally traded
in markets outside the United States.  Eurodollar certificates of deposit
are excluded for purposes of this limitation.     Since foreign securities
are normally denominated and traded in foreign currencies, the value of a
fund's assets may     be affected favorably or unfavorably by changes in
currency exchange rates    ,     exchange control regulations    and
restrictions or prohibitions on the repatriation of foreign currencies    .
There may be less    information     publicly available         about a
foreign company than about a U.S. company, and foreign companies    are
not    generally     subject to accounting, auditing and financial
reporting standards and    practices     comparable to those    in the
United States.  The securities     of some foreign companies are less
liquid    and at times     more volatile than securities of
   comparable     U.S. companies   .  Foreign     brokerage commissions and
   other     fees are    also     generally higher than in the United
States.     Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that a fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of a fund's investments in these countries and the availability to such fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a fund's investments in such countries illiquid and more volatile than investments in more developed countries, and such fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Transactions

Unless otherwise specified in the    prospectus or this SAI, a fund     may
engage without limit in currency exchange transactions   , including
purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and
related options,     to protect against uncertainty in the level of future
currency exchange rates.  In addition, a    fund     may write covered call
and put options on foreign currencies for the purpose of increasing its current return.

Generally, a    fund     may engage in both "transaction hedging" and
"position hedging."  When it engages in transaction hedging, the
   fund     enters into foreign currency transactions with respect to
specific receivables or payables, generally arising in connection with the
purchase or sale of portfolio securities.  The    fund     will engage in
transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction
hedging, the    fund     will attempt to protect itself against a possible
loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

A    fund     may purchase or sell a foreign currency on a spot (or cash)
basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.
The    fund     may also enter into contracts to purchase or sell foreign
currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

A    fund's     currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant
hedging opportunities for a    fund    .

Cross hedging transactions by a    fund     involve the risk of imperfect
correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

For transaction hedging purposes, a    fund     may also purchase exchange-
listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures
contract gives the    fund     the right to assume a short position in the
futures contract until expiration of the option.  A put option on a
currency gives the    fund     the right to sell the currency at an
exercise price until the expiration of the option.  A call option on a
futures contract gives the    fund     the right to assume a long position
in the futures contract until the expiration of the option.  A call option
on a currency gives the    fund     the right to purchase the currency at
the exercise price until the expiration of the option.

When it engages in position hedging, a    fund     enters into foreign
currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated
(or an increase in the value of currency for securities which the    fund
expects to purchase)    .  In connection with position hedging, the
   fund     may purchase put or call options on foreign currencies and on foreign currency futures contracts and buy or sell forward contracts and
foreign currency futures contracts.  The    fund     may also purchase or
sell foreign currency on a spot basis.



It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract.
Accordingly, it may be necessary for a    fund     to purchase additional
foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than
the amount of foreign currency the    fund     is obligated to deliver and
a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities
exceeds the amount of foreign currency the    fund     is obligated to
deliver.

Transaction and position hedging do not eliminate fluctuations in the
underlying prices of the securities which the    fund     owns or intends
to purchase or sell.  They simply establish a rate of exchange which one
can achieve at some future point in time.          Additionally, although
these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which
might result from the increase in value of such currency.     See "Risk
factors in options transactions" above.

A    fund     may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies.
The    fund     receives a premium from writing a call or put option, which
increases the    fund's     current return if the option expires
unexercised or is closed out at a net profit.  The    fund     may
terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

   The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified
fee.   The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a
specified amount of a foreign currency at a         price set at the time
of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the    fund     may
either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader
who is a party to         the original forward contract.  Closing
transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such
contracts.  Although a    fund     intends to purchase or sell foreign
currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price
movements, the    fund     would continue to be required to make daily cash
payments of variation margin.

Foreign currency options.  In general, options on foreign currencies
operate similarly to options on securities and are subject to many    of
the     risks    described above    .  Foreign currency options are traded
primarily in the over-the-counter market, although options on foreign
currencies    are also     listed on several exchanges.  Options are traded
not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

A    fund     will only purchase or write foreign currency options when
Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign
currencies are affected by all         of those factors which influence
foreign exchange rates and investments generally.

Settlement procedures.  Settlement procedures relating to a    fund's
investments in foreign securities and to the    fund's     foreign currency
exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve
certain risks not present in the    fund's     domestic investments.  For
example, settlement of transactions involving foreign securities or foreign
   currencies     may occur within a foreign country, and the    fund
may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign
currency to a    fund     at one rate, while offering a lesser rate of
exchange should the    fund     desire to resell that currency to the
dealer.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the
   funds)     must be pursuant to written procedures established by the
Trustees. It is the present intention of the Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

Taxation of the Trust.  Each    fund     intends to qualify each year as a
regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment
companies and their shareholders, each    fund     must, among other
things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months;

(c) distribute with respect to each taxable year at least 90% of its taxable net investment income (exclusive of net capital gains) and 90% of its net tax-exempt income; and

(d) diversify its holdings so that, at the end of each fiscal quarter, (i)
at least 50% of the market value of the    fund's     assets is represented
by cash and cash items, U.S. government         securities, securities of
other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of
the    fund's     total assets and to not more than 10% of the outstanding
voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of
two or more issuers which the    fund     controls and which are engaged in
the same, similar, or related trades or businesses.

If a    fund     qualifies as a regulated investment company that is
accorded special tax treatment, the    fund     will not be subject to
federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a    fund     failed to qualify as a regulated investment company
accorded special tax treatment in any taxable year, the    fund     would
be subject to tax on its taxable income at corporate rates.  In addition,
the    fund     could be required to recognize unrealized gains, pay
substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a    fund     fails to distribute in a calendar year substantially all
of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the
   fund     is permitted so to elect and so elects), plus any retained
amount from the prior year, the    fund     will be subject to a 4% excise
tax on the undistributed amounts.   A fund is exempt from this distribution
requirement and excise tax if at all times during the calendar year each shareholder in a fund was "a segregated asset account of a life insurance company held in connection with variable contracts."

Hedging transactions.  If a    fund     engages in    hedging
transactions, including hedging transactions        in options, futures
contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the
   fund    , defer losses to the    fund    , cause adjustments in the
holding periods of the    fund's     securities, or convert short-term
capital losses into long-term capital losses. These rules could therefore
affect the amount, timing and character of the    fund's     distributions.
The    fund     will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the
   fund    .

Under the 30% of gross income test described above (see "Taxation of the
Trust"), a    fund     will be restricted in selling assets held or
considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause
certain    fund     assets to be treated as held for less than three
months.

Securities issued or purchased at a discount. The fund's investment in securities that are treated for tax purposes as issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite
distributions, the    fund     may be required to sell securities in its
portfolio that it otherwise would have continued to hold.

Capital loss carryover.     Distributions from capital gains are made after
applying any available capital loss carryovers.      The amount and
expiration date of any capital loss carryovers available to a    fund
are shown in Note 1 (Federal income taxes) to the financial statements
incorporated by reference into this    SAI    .

With respect to investment income and gains received by a    fund     from
sources outside the United States, such income and gains may be subject to
foreign taxes which are withheld at the source.   The effective rate of
foreign taxes to which a    fund     will be subject depends on the
specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

Investment by a    fund     in        "passive foreign investment
companies" could subject the    fund     to a U.S. federal income tax or
other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

   A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

This discussion of federal income tax treatment of the Trust and its
shareholders is based on the law as of the date of this    SAI.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed as to any
   fund     without a vote of a majority of the outstanding voting
securities of that    fund    , the Trust may not and will not take any of
the following actions with respect to that    fund    :

(1)    (All    funds     except PCM Voyager Fund)  Borrow money in excess
of 10% of the value (taken at the lower of cost or current value) of the
   fund's     total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(PCM Voyager Fund) Borrow more than 50% of the value of its total assets (excluding borrowings and stock index futures contracts and call options on stock index futures contracts and stock indices) less liabilities other than borrowings and stock index futures contracts and call options on stock index futures contracts and stock indices.

(2)    Pledge, hypothecate, mortgage or otherwise encumber its assets in
excess of 15% of the    fund's     total assets (taken at current value)
and then only to secure borrowings permitted by restriction 1 above. (The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with the writing of put or call options and collateral arrangements with respect to margin for futures contracts and related options are not considered to be pledges or other encumbrances.)

(3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with transactions in futures contracts and related options.

(4)    Make short sales of securities or maintain a short position for the
account of the    fund     unless at all times when a short position is
open the    fund     owns an equal amount of such securities or owns
securities which, without payment of any         further consideration, are
convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(6)    (All    funds     except PCM Asia Pacific Growth Fund, PCM
Diversified Income Fund, PCM New Opportunities Fund and PCM Utilities Growth and Income Fund) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(PCM Diversified Income Fund) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.

(PCM Asia Pacific Growth Fund, PCM New Opportunities Fund and PCM Utilities Growth and Income Fund) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7) Purchase or sell commodities or commodity contracts, except that it may purchase or sell futures contracts, options on futures, forward contracts and options on foreign currencies.

(8)    Make loans, except by purchase of debt obligations in which the
   fund     may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value), or through the lending of its portfolio securities with respect to not more than 25% of its assets.

(9) Invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together beneficially own more than 5%.

(10)   (All    funds     except PCM Asia Pacific Growth Fund, PCM New
Opportunities Fund and PCM Utilities Growth and Income Fund) Invest in securities of any issuer if, immediately after such investment, more than
5% of the total assets of the    fund     (taken at current value) would be
invested in the securities of such issuer; provided that this limitation does not apply to U.S. government securities, or, with respect to 25% of
the    fund's     total assets, securities of any foreign government, its
agencies or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity.

(11)   Acquire more than 10% of the voting securities of any issuer.

(12) Invest more than 25% of the value of its total assets in any one industry, except that PCM Money Market Fund may invest more than 25% of its assets in securities of banks and bank holding companies as a group when in
the opinion of Putnam         Management yield differentials make such
investments desirable, and suitable investments are available, and except that PCM Utilities Growth and Income Fund may invest more than 25% of its
assets in any of the public utilities industries.  (U.S.    government
securities     and securities of any foreign government, its agencies or
instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent an industry).

(13)   (All    funds     except PCM Asia Pacific Growth Fund, PCM Money
Market Fund, PCM New Opportunities Fund and PCM Utilities Growth and Income
Fund) Purchase securities the disposition of which is restricted under federal securities laws, if, as a result, such investments would exceed 15%
of the value of the    fund's     net assets, excluding restricted
securities that have been determined by the Trustees of the Trust (or the person designated by them to make such determinations) to be readily marketable.

(PCM Money Market Fund) Purchase securities the disposition of which is restricted under federal securities laws, if, as a result, such investments
would exceed 10% of the value of the    fund's     net assets.

(14)   (All    funds     except PCM Utilities Growth and Income Fund) Buy
or sell oil, gas or other mineral leases, rights or royalty contracts.

(PCM Utilities Growth and Income Fund) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers which deal in, represent interests in, or are secured by interests in such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contacts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(15) Make investments for the purpose of gaining control of a company's management.

(16)   Issue any class of securities which is senior to the    fund's
shares of beneficial interest.

It is contrary to each of PCM Asia Pacific Growth Fund's, PCM New Opportunities Fund's and PCM Utilities Growth and Income Fund's present policy, which may be changed without shareholder approval, to purchase securities restricted as to resale (excluding securities determined by the Trustees or Putnam Management to be readily marketable), if as a result
such investments would exceed 15% of the    fund's     net assets.

It is contrary to the present policy of each of the    funds    , which may
be changed without shareholder approval, to invest in securities of other registered open-end investment companies except as they may be acquired as part of a merger or consolidation or acquisition of assets.

                             ---------------------

In addition, each    fund     has agreed that, so long as shares of
beneficial interest in the    fund     are registered for offer and sale in
the State of California and such undertaking is required as a condition to
such registration, except as noted below, any    fund     investing in
foreign securities will at all times invest in securities of issuers located in a minimum of five different foreign countries. However, this minimum is reduced to four different foreign countries when the
   fund's     foreign investments comprise less than 80% of its net assets,
to three different foreign countries when the    fund's     foreign
investments comprise less than 60% of its net assets, to two different
foreign countries when the    fund's     foreign investments comprise less
than 40% of its net assets, and is eliminated when the    fund's
foreign investments comprise less than 20% of its net assets.  In addition,
no    fund     may invest more than 20% of its net assets in securities of issuers located in any one foreign country, except that, to the extent
consistent with its investment policies, a    fund     may invest up to 35%
of its net assets in securities of issuers located in any one of the following countries: Australia, Canada, France, Germany, Japan or the
United Kingdom.          Also, subject to such more restrictive investment
restrictions and policies as a    fund     may adopt from time to time, the
borrowing limits for any    fund     are (1) 10% of net asset value when
borrowing for any general purpose, and (2) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions. For this
purpose, a    fund's     net asset value shall be the market value of all
investments owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of
the outstanding voting securities" of a    fund     or the Trust means the
affirmative vote of the lesser of (1) more than 50% of the outstanding
shares of a    fund     or the Trust, as the case may be, or (2) 67% or
more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT

Trustees

   Name (Age)

*+George Putnam    (69)    , Chairman and President.  Chairman and Director
of Putnam Investment Management, Inc. and Putnam Mutual Funds Corp. Director, The Boston Company, Inc., Boston Safe Deposit and Trust Company, Freeport-McMoRan, Inc., General Mills, Inc., Houghton Mifflin Company, Marsh & McLennan Companies, Inc. and Rockefeller Group, Inc.

+William F. Pounds    (67)    , Vice Chairman.  Professor of Management,
Alfred P. Sloan School of Management, Massachusetts Institute of
Technology. Director of EG&G, Inc., Fisher Price, Inc., IDEXX, M/A-COM, Inc., and Sun Company, Inc.

Jameson A. Baxter    (52)    , Trustee.  President, Baxter Associates, Inc.
(consultants to management).  Director of Avondale Federal Savings Bank,
ASHTA Chemicals, Inc. and Banta Corporation.  Chairman    Emeritus     of
the Board of Trustees, Mount Holyoke College.

+Hans H. Estin    (67)     , Trustee.  Vice Chairman, North American
Management Corp. (a registered investment adviser). Director of The Boston Company, Inc. and Boston Safe Deposit and Trust Company.

Elizabeth T. Kennan    (57)    , Trustee.  President    Emeritus and
Professor,     Mount Holyoke College. Director, the Kentucky Home Life
Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots and Trustee of the University of Notre Dame.

*Lawrence J. Lasser    (52)    , Trustee and Vice President.  President,
Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. Vice President of the Putnam funds.

John A. Hill    (53)    , Trustee.  Chairman and Managing Director, First
Reserve Corporation (a registered investment adviser). Director, Lantana Corporation, Maverick Tube Corporation, Snyder Oil Corporation and various First Reserve Funds.

+Robert E. Patterson    (50)    , Trustee.  Executive Vice President, Cabot
Partners Limited Partnership (a registered investment adviser).

*Donald S. Perkins    (68)    , Trustee.          Director of various
corporations, including American Telephone & Telegraph Company, AON Corp., Cummins Engine Company, Inc., Illinois Power Company, Inland Steel
Industries, Inc., LaSalle Street    fund,     Inc., Springs Industries,
Inc., TBG, Inc. and Time Warner Inc.

*#George Putnam, III    (44)    , Trustee.  President, New Generation
Research, Inc. (publisher of bankruptcy information). Director, World Environment Center.

Eli Shapiro    (79)    , Trustee.  Alfred P. Sloan Professor of Management,
Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of Nomura Dividend Fund, Inc. (a privately held registered investment company managed by Putnam Management) and former Trustee of the Putnam funds (1984-1990).

*A.J.C. Smith    (61)    , Trustee.  Chairman, Chief Executive Officer and
Director, Marsh & McLennan Companies, Inc.

W. Nicholas Thorndike    (62)    , Trustee.  Director of various
corporations and charitable organizations, including Data General
Corporation, Bradley Real Estate Inc., Courier Corporation and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates.

   *Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the Trust and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

Officers

   Name (Age)

Charles E. Porter    (57)    , Executive Vice President.  Managing Director
of Putnam Investments, Inc. and Putnam Investment Management, Inc.

Patricia C. Flaherty    (49)    , Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Investment Management,
Inc.

Gordon H. Silver    (48)    , Vice President.     Director and     Senior
Managing Director of Putnam Investments, Inc. and Putnam Investment Management, Inc.

William N. Shiebler    (54)    , Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President        and
Director of Putnam Mutual Funds Corp.  Vice President of the Putnam funds.

John R. Verani    (56)    , Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Investment Management, Inc. Vice President of the Putnam funds.

Paul M. O'Neil    (42)    , Vice President.  Vice President of Putnam
Investments, Inc. and Putnam Investment Management, Inc. Vice President of the Putnam funds.

John D. Hughes   (61), Senior     Vice President and Treasurer.  Vice
President and Treasurer of the Putnam funds.

Beverly Marcus    (51)    , Clerk and Assistant Treasurer.  Clerk and
Assistant Treasurer of the Putnam funds.



Gary N. Coburn    (49)    , Vice President.  Senior Managing Director of
Putnam Investment Management, Inc. Director, Putnam Investments, Inc. Vice President of certain of the Putnam funds.

Peter Carman    (54)    , Vice President.  Senior Managing Director of
Putnam Investment Management, Inc. Director, Putnam Investments, Inc. Vice President of certain of the Putnam funds.

Brett C. Browchuk    (33)    , Vice President.  Managing Director of Putnam
Investment Management, Inc.

   D. William Kohli (35), Vice President. Managing Director of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Anthony I. Kreisel    (51)    , Vice President.  Managing Director of
Putnam Investment Management, Inc. Vice President, Putnam Fiduciary Trust Company. Vice President of certain of the Putnam funds.

William J. Landes    (43)    , Vice President.  Managing Director of Putnam
Investment Management, Inc.  Vice President of certain of the Putnam funds.

Michael Martino    (43)    , Vice President.  Managing Director of Putnam
Investment Management, Inc.  Vice President of certain of the Putnam funds.

   Carol C. McMullen (40), Vice President. Managing Director of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Daniel L. Miller    (38)    , Vice President.  Managing Director of Putnam
Investment Management, Inc.  Vice President of certain of the Putnam funds.



Robert R. Beck    (55)    , Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Richard M. Frucci    (51)    , Vice President.  Senior Vice President of
Putnam Investment Management, Inc.

Roland W. Gillis    (46)    , Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

David L. King    (39)    , Vice President.  Senior Vice President of Putnam
Investment Management, Inc.  Vice President of certain of the Putnam funds.

   Jennifer Evans Leichter (35), Vice President. Senior Vice President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

   Sheldon N. Simon (38)    , Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.



John K. Storkerson    (57)    , Vice President.  Senior Vice President of
The Putnam Advisory Company, Inc. Vice President of certain of the Putnam funds.

Charles H. Swanberg    (48)    , Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Kenneth J. Taubes    (38)    , Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

David K. Thomas    (54)    , Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Rosemary H. Thomsen    (35)    , Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.



Neil J. Powers    (34)    , Vice President.  Vice President of Putnam
Investment Management, Inc.  Vice President of certain of the Putnam funds.

Christopher A. Ray    (32)    , Vice President.  Vice President of Putnam
Investment Management, Inc.  Vice President of certain of the Putnam funds.

David J. Santos    (38)    , Vice President.  Vice President of Putnam
Investment Management, Inc.  Vice President of certain of the Putnam funds.

Mark J. Siegel    (36)    , Vice President.  Vice President of Putnam
Investment Management, Inc.  Vice President of certain of the Putnam funds.

   Lindsey C. Strong (35), Vice President. Vice President of Putnam Investment Management, Inc. Vice President of certain of the Putnam
funds    .

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown
above, although in some cases they have held         different positions
with such employers. Prior to January, 1992, Ms. Baxter was Vice President and Principal, Regency Group, Inc. and Consultant, The First Boston
Corporation.         During the past five years Dr. Shapiro has provided
economic and financial consulting services to various clients.
Prior to August 1, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity Investment Policy Committee and a Director of Sanford C. Bernstein & Company, Inc. Prior to January, 1994, Mr. Martino was employed by Bay Bank Advisors in the positions of Executive Vice President and Chief Investment Officer from 1992 to 1994, and Senior Vice President and Senior Portfolio Manager from 1990 to 1992. Prior to March, 1995, Mr. Gillis was Vice President at Keystone Custodian Funds, Inc. Prior to September, 1994, Mr. Kohli was Executive Vice President and Co-Director of Global Bond Management and, prior to October, 1993, Senior Portfolio Manager, at Franklin Advisors/Templeton Investment Counsel. Prior to June, 1991, Mr. Taubes was Senior Vice President of the Finance Division of U.S. Trust Company. Prior to January, 1993, Mr. Ray was Vice President and Portfolio Manager at Scudder, Stevens & Clark, Inc., and from February, 1986 to March, 1992, Mr. Ray was a Vice President of Putnam Management.

The Trust pays each Trustee a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business
days per Trustee meeting.  The fees paid to each Trustee by    each PCM
fund     and by all of the Putnam funds are shown below:

   COMPENSATION TABLE

                                                 Aggregate    compensation* from:

        Asia Pacific                Diversified      Global Asset    Global           Growth and  High
Trustee/Year                        Growth           Income          Allocation       Growth      Income          Yield

Jameson A.    Baxter/1994           $148             $1059           $1178            $1961       $3662           $1183
Hans H.    Estin/1972                145              1066            1187             1976        3685            1192
John A.    Hill/1985***              148              1059            1178             1962        3659            1183
Elizabeth T.    Kennan/1992          145              1066            1187             1976        3685            1192
Lawrence J.    Lasser/1992           140              1060            1179             1963        3656            1184
Robert E.    Patterson/1984          150              1073            1195             1989        3714            1200
Donald S.    Perkins/1982            140              1060            1179             1963        3656            1184
William F.    Pounds/1971            148              1059            1179             1962        3658            1183
George    Putnam/1957                145              1066            1187             1976        3685            1192
George Putnam,    III/1984           145              1066            1187             1976        3685            1192
Eli    Shapiro/1995****              104               709             780             1311        2481             799
A.J.C.    Smith/1986                 139              1053            1171             1949        3629            1175
W. Nicholas    Thorndike/1992        150              1073            1195             1989        3714            1200

   /TABLE

COMPENSATION TABLE (continued)

                                                     Aggregate compensation* from:

     Money                         New       Utilities Growth                 U.S. Government and   Voyager    All Putnam
Trustee/Year                       Market    Opportunities  and Income        High Quality Bond     Fund       funds**

Jameson A. Baxter/1994             $756      $895           $1265             $1537                 $3016      $150,854
Hans H. Estin/1972                  759       898            1275              1547                  3031      150,854
John A. Hill/1985***                756       893            1265              1538                  3013      149,854
Elizabeth T. Kennan/1992            759       898            1275              1547                  3031      148,854
Lawrence J. Lasser/1992             756       889            1266              1539                  3010      150,854
Robert E. Patterson/1984            762       907            1283              1555                  3052      152,854
Donald S. Perkins/1982              756       889            1266              1539                  3010      150,854
William F. Pounds/1971              756       892            1265              1538                  3012      149,854
George Putnam/1957                  759       898            1275              1547                  3031      150,854
George Putnam, III/1984             759       898            1275              1547                  3031      150,854
Eli Shapiro/1995****                502       651             848              1023                  2038      95,372
A.J.C. Smith/1986                   753       883            1257              1530                  2992      149,854
W. Nicholas Thorndike/1992          762       907            1283              1555                  3052      152,854

*    Includes an annual retainer and an attendance fee for each meeting attended.
**Reflects total payments received from all Putnam funds in the most recent calendar year.  As of December 31,    1995,     there
were    99     funds in the Putnam family.
***   Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.  The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of December 31, 1995 was $51,142, including income earned on such amounts.
****    Elected    as a     Trustee in April 1995.

The Trust's Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one half of the Trustee retainer fees paid by
   each fund     at the time of retirement.  Several retired Trustees are
currently receiving benefits pursuant to the Guidelines and it is
anticipated that the current Trustees         will receive similar benefits
upon their retirement.  A Trustee who retired in         calendar
   1995     and was eligible to receive benefits under these Guidelines
would have received an annual benefit of    $66,749    , based upon the
aggregate retainer fees paid by the Putnam funds for such year.   The
Trustees         reserve the right to amend or terminate such Guidelines
and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the         Trustees, see "Management
       " in this    SAI    .

The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in such Agreement and Declaration of Trust that such Trustees and officers have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Trustees and officers of the Trust who are also officers of Putnam Management or its affiliates or stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, transfer agency fees and
custodian fees and fees paid or allowed by the Trust.  At    January 31,
1996     the officers and Trustees as a group owned no shares of the Trust
or any    fund    .  As of this date, less than 1% of the value of the
accumulation units with respect to any    fund     was attributable to the
officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed
in the following tables.  All of the shares of each of the    funds     are
owned by the insurance company separate accounts listed below and by Putnam
Management pursuant to its initial capital contribution to each    fund
during the organization of the Trust and the subsequent organization of PCM Global Growth Fund, PCM Utilities Growth and Income Fund, PCM Diversified Income Fund, PCM New Opportunities Fund and PCM Asia Pacific
Growth Fund.                                      Percentage of
        Issuer and name of                          shares owned of record
Separate Account   Fund                           as of    January 31, 1996
(1)Hartford Life
Insurance Company

(a) Putnam Capital Manager Trust
    Separate Account

                 PCM Asia Pacific Growth Fund               43.79%

                 PCM Diversified Income Fund                55.48%

                PCM Global Asset Allocation Fund           59.77%
                 PCM Global Growth Fund                     52.90%

                PCM Growth and Income Fund                 62.42%

                  PCM High Yield Fund                        55.52%

                       PCM Money Market Fund                      56.06%

                       PCM New Opportunities Fund                 45.58%

                         PCM U.S. Government
                         and High Quality Bond Fund               74.91%

                                      PCM Utilities Growth
                             and Income Fund                          60.32%

                         PCM Voyager Fund                           58.51%

(b)    Separate Account VL I




                      PCM Diversified Income Fund                 0.01%

                        PCM Global Asset Allocation Fund            0.70%

                       PCM Global Growth Fund                      0.58%

                     PCM Growth and Income Fund                  0.21%

                          PCM High Yield Fund                         0.23%

                     PCM Money Market Fund                       0.13%

                      PCM New Opportunities Fund                  0.20%

                                      PCM U.S. Government
                            and High Quality Bond Fund                0.22%

                                      PCM Utilities Growth
                           and Income Fund                           0.23%

                         PCM Voyager Fund                            0.59%

   (c) Separate Account VL II


                           PCM Diversified Income Fund

                                PCM Global Asset Allocation Fund

                              PCM Global Growth Fund

                             PCM Growth and Income Fund

                           PCM High Yield Fund

                            PCM Money Market Fund

                           PCM New Opportunities Fund

                                      PCM U.S. Government
                               and High Quality Bond Fund

                                     PCM Utilities Growth
                              and Income Fund

                             PCM Voyager Fund
(d)          Putnam Capital
             Manager Trust
                Variable Life
             Separate Account    Five

                  PCM Asia Pacific Growth Fund                0.79%

                       PCM Diversified Income Fund                 0.15%

                       PCM Global Asset Allocation Fund            0.11%

                        PCM Global Growth Fund                      0.36%

                          PCM Growth and Income Fund                  0.17%

                         PCM High Yield Fund                         0.41%

                    PCM Money Market Fund                       1.89%

                 PCM New Opportunities Fund                  0.57%

                                      PCM U.S. Government
                         and High Quality Bond Fund                0.08%

                                      PCM Utilities Growth
                     and Income Fund                           0.15%

                        PCM Voyager Fund                            0.19%

   (2) ITT Hartford Life
             and Annuity
             Insurance Company

(a)    Putnam Capital
             Manager Trust
             Separate Account Two

                          PCM Asia Pacific Growth Fund               51.72%

                           PCM Diversified Income Fund                41.12%

                          PCM Global Asset Allocation Fund           38.62%

                          PCM Global Growth Fund                     46.03%

                          PCM Growth and Income Fund                 35.63%

                       PCM High Yield Fund                        43.62%

                         PCM Money Market Fund                      35.61%

                         PCM New Opportunities Fund                 51.99%

                                      PCM U.S. Government
                             and High Quality Bond Fund               22.52%

                                      PCM Utilities Growth
                             and Income Fund                          38.26%

                            PCM Voyager Fund                           38.88%

(b)    Separate Account VL II


                          PCM Diversified Income Fund

                      PCM Global Asset Allocation Fund

                            PCM Global Growth Fund

                             PCM Growth and Income Fund

                            PCM High Yield Fund

                           PCM Money Market Fund

                           PCM New Opportunities Fund

                                      PCM U.S. Government
                                and High Quality Bond Fund

                                      PCM Utilities Growth
                          and Income Fund

                              PCM Voyager Fund
(c)                                   Putnam Capital
             Manager Trust
             Variable Life
             Separate Account Five

                       PCM Asia Pacific Growth Fund                0.23%

                          PCM Diversified Income Fund                 0.08%

                        PCM Global Asset Allocation Fund            0.05%

                           PCM Global Growth Fund                      0.10%

                        PCM Growth and Income Fund                  0.10%

                     PCM High Yield Fund                         0.08%

                          PCM Money Market Fund                       0.78%

                       PCM New Opportunities Fund                  0.31%

                                      PCM U.S. Government
                            and High Quality Bond Fund                0.04%

                                      PCM Utilities Growth
                             and Income Fund                           0.09%

                         PCM Voyager Fund                            0.09%

                                              Percentage of
Issuer and name of                                     shares owned of record
Separate Account                      Fund        as of    January 31, 1996


   (3)       Northwestern National
             Life Insurance Company

(a)    Select Life
                                   PCM Asia Pacific Growth Fund       --

                       PCM Diversified Income Fund                 0.06%

                  PCM Growth and Income Fund                  0.02%

                            PCM New Opportunities Fund                 --

                                      PCM Utilities Growth
                           and Income Fund                           0.04%

                            PCM Voyager Fund                         0.07%

(b)    Select Life II
             Variable Account
                              PCM Asia Pacific Growth Fund                0.47%

                           PCM Diversified Income Fund                 0.10%

                             PCM Growth and Income Fund                  0.05%

                          PCM New Opportunities Fund                  0.16%

                                      PCM Utilities Growth
                          and Income Fund                           0.07%

                           PCM Voyager Fund                            0.26%

(c)    Select Life III                       Variable Account
                          PCM Asia Pacific Growth Fund                0.47%

                     PCM Diversified Income Fund                 0.10%

                           PCM Growth and Income Fund                  0.05%

                         PCM New Opportunities Fund                  0.16%

                                      PCM Utilities Growth
                   and Income Fund                           0.07%

                   PCM Voyager Fund                            0.26%

(d)    NWNL Select Annuity II

                          PCM Asia Pacific Growth Fund               --

                           PCM Diversified Income Fund                 0.21%

                           PCM Growth and Income Fund                  0.06%

                             PCM New Opportunities Fund                 --

                                      PCM Utilities Growth
                          and Income Fund                           0.14%

                          PCM Voyager Fund                            0.20%

(e)    NWNL Select Annuity III

                   PCM Asia Pacific Growth Fund                2.54%

                     PCM Diversified Income Fund                 2.08%

                          PCM Growth and Income Fund                  0.13%

                       PCM New Opportunities Fund                  0.82%

                                      PCM Utilities Growth
                           and Income Fund                           0.62%

                        PCM Voyager Fund                            0.79%

   (4)       American Enterprise                         Percentage of shares
             Life Insurance          Fund                owned of record as
             Company                                 of    January 31, 1996

       Putnam Capital
     Manager Trust
  American Enterprise      PCM Diversified Income Fund                 0.24%
    Variable Annuity
  Account                  PCM Growth and Income Fund                  0.05%

                PCM High Yield Fund                         0.13%

                    PCM New Opportunities Fund                  0.21%

   (5)       Investors Life Insurance                     Percentage of shares
             Company of North                            owned of record as
             America                                  of    January 31, 1996

     Putnam Capital      PCM Growth and Income Fund                  0.91%
     Manager Trust
     CIGNA Separate      PCM Money Market Fund                       5.53%
             Account I
                                      PCM U.S. Government and
                               High Quality Bond Fund                  2.04%

                           PCM Voyager Fund                            0.15%

(6)    Paragon Life Insurance Company

             Putnam Capital
             Manager Trust
             Paragon Variable Life
                           PCM Asia Pacific Growth Fund

                          PCM Diversified Income Fund

                          PCM Global Asset Allocation Fund

                          PCM Global Growth Fund

                      PCM Growth and Income Fund

                           PCM High Yield Fund

                         PCM Money Market Fund

                         PCM New Opportunities Fund

                                      PCM U.S. Government
                            and High Quality Bond Fund

                                      PCM Utilities Growth
                             and Income Fund

                              PCM Voyager Fund

*Less than 1/10th of 1%.

The address for the separate accounts listed in (1) through    (2)
above is: P.O. Box 2099, Hartford, CT  06140-2999.  The address for the
separate account listed in    (3)     above is: 20 Washington Avenue South,
Minneapolis, MN  55401.  The address for the separate account listed in
   (4)     above is:  80 S. Eighth Street, Minneapolis, MN 55440.  The
address for the separate account listed in    (5)     above is:  Austin
Centre, 701 Brazos Street, Austin, TX 78701.     The address for the
separate account listed in (6) above is: 100 South Brentwood, St. Louis, MO 63105.

Each of the insurance companies issuing the separate accounts listed above have agreed to vote their shares in proportion to and in the manner instructed by contract and policy owners. By virtue of the foregoing, each of these insurance companies, or any of them together, may be deemed to be
a controlling person of each of the    funds    .

Putnam Management    and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the
   fund's     portfolio.  By pooling an investor's money with that of other
investors, a greater variety of securities can be purchased than    could
be purchased by the investor     individually; the resulting
diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment
manager for the funds in the Putnam    Family,     with over    $93
billion in assets in    nearly 5     million shareholder accounts at
   December     31, 1995.  An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds,
including the accounts of many Fortune 500 companies.     Another
affiliate, Putnam Fiduciary Trust Company, provides investment advice to
institutional clients under its banking and fiduciary powers.   At
December     31, 1995, Putnam Management and its affiliates managed over
   $125     billion in assets, including over    $17     billion in tax-
exempt securities and over    $55     billion in retirement plan assets.

   Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of a fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the Trust and Putnam Management dated October 2, 1987, as supplemented March 2, 1990, and as further supplemented
February 27, 1992, July 9, 1993, April 5, 1994, June 2, 1994,         April
7, 1995,    and April  , 1996,      subject to such policies as the
Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the Funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the net asset
values of the    funds    , but excluding shareholder accounting services)
and places all orders for the purchase and sale of the Trust's portfolio securities. Putnam Management may place the Trust's portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the Trust and other clients. In
so doing, Putnam Management may cause a    fund     to pay greater
brokerage commissions than it might otherwise pay.

The compensation payable to Putnam Management under the Management Contract
for its investment management services to the    funds     is paid
quarterly at the following annual rates of each    fund's     average net
assets, as determined at the close of each business day during the quarter:

                fund                                     Rate

PCM Asia Pacific Growth Fund                    0.80% of the first $500
                                                million of average net
                                                assets, 0.70% of the next
                                                $500 million, 0.65% of
                                                the next $500 million,
                                                0.60% of the next $5
                                                billion, 0.575% of the
                                                next $5 billion, 0.555%
                                                of the next $5 billion,
                                                0.54% of the next $5
                                                billion, and 0.53% of any
                                                excess thereafter

PCM Diversified Income Fund, PCM Global         0.70% of the first
Asset Allocation Fund, PCM High Yield           $500 million of
Fund, PCM New Opportunities Fund                average net assets, and
PCM Voyager Fund                                0.60% of the next $500
                                                million, 0.55% of the
                                                next $500 million, and
                                                0.50% of any amount over
                                                $1.5 billion

PCM Growth and Income Fund                      0.65% of the first $500
                                                million of average net
                                                assets, 0.55% of the next
                                                $500 million, 0.50% of
                                                the next $500 million,
                                                and 0.45% of any amount
                                                over $1.5 billion

   PCM U.S. Government and High                 0.65% of the first
Quality Bond Fund                               $500 million of average
                                                net assets, 0.55% of the
                                                next $500 million, 0.50%
                                                of the next $500 million,
                                                0.45% of the next $5
                                                billion, 0.425% of the
                                                next $5 billion, 0.405%
                                                of the next $5 billion,
                                                0.39% of the next $5
                                                billion, and 0.38% of any
                                                excess thereafter

PCM Global Growth Fund,    and                  0.60% of average net
        and         PCM Utilities Growth           assets

and Income Fund

PCM Money Market Fund                           0.45% of the first $500
                                                million of average net
                                                assets, 0.35% of the next
                                                $500 million, 0.30% of
                                                the next $500 million,
                                                and 0.25% of any amount
                                                over $1.5 billion

On January    5, 1996    , the Trustees approved a proposal to change the
fees payable to Putnam Management under the Management Contract for PCM
   Utilities Growth and Income     Fund.


The proposed change is subject to shareholder approval and will be
submitted to shareholders at a meeting scheduled for July    11, 1996    .

If approved at that meeting, management fees for the    fund     would
thereafter be paid at the following annual rates:    0.70%     of the first
$500 million of average net assets,    0.60% of the next $500 million,
0.55% of the next $500 million, 0.50%         of the next $5 billion,
   0.475%     of the next $5 billion,    0.455%     of the next $5 billion,
   0.44%     of the next $5 billion, and    0.43%     of any excess
thereafter.  The proposed change would result in an increase in fees paid
by the    fund     to Putnam Management based upon the net assets of the
   fund     at December 31,    1995    .

The Trust pays affiliates of Putnam Management additional amounts for investor servicing and custody services.

In addition to the fee paid to Putnam Management, the Trust reimburses Putnam Management for the compensation and related expenses of certain
officers of the    funds     and certain persons who assist them in
carrying out the responsibilities of    their     offices.  During fiscal
   1995    , the Trust reimbursed Putnam Management    $ 157,952     in
this regard. The Trust may also pay or reimburse Putnam Management for all or a part of the compensation and related expenses of one or more other officers of the Trust and their assistants. Currently the Trust is reimbursing Putnam Management for the compensation and related expenses of the Senior Vice President and the Clerk of the Trust. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees. Putnam Management pays all other salaries of officers of the Trust. The Trust pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays any cost of typesetting for its prospectuses and any cost of printing and mailing prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the Trust or to any shareholder of the Trust for any act or omission in the course of or connected with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management. The Management Contract may be terminated as to the Trust or
as to any    fund     without penalty by vote of the Trustees or the
shareholders of one or more Funds affected, or by Putnam Management, on 30
days' written notice.  It may be amended with respect to a    fund     only
by a vote of the shareholders of that    fund    .  The Management Contract
also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in
effect as to any    fund     only so long as such continuance is approved
at least annually by vote of either the Trustees or the shareholders of
that    fund    , and, in either case, by a majority of the Trustees who
are not "interested persons" of Putnam Management or any    fund    .  In
each of the foregoing cases, the vote of the shareholders of any
   fund     is the affirmative vote of a "majority of the outstanding
voting securities" of such    fund     as defined in the Investment Company
Act of 1940.  The continuation of the Contract as to all    funds     was
unanimously approved by the Trustees, including those Trustees who are not
"interested persons," on January    5, 1996    .

   Management fees

                                                   Reflecting a
                                                   reduction in the
                                                   following amounts

                                                   pursuant to    an
Fund   Fiscal           Management  expense
name   year             fee paid    limitation
----   ------           ----------  -----------------

PCM    Asia Pacific
 Growth Fund            1995+       $67,583        $40,348

PCM    Diversified
 Income Fund            1995        $1,741,950
                        1994        $1,219,268
                        1993++      $56,026

PCM Global Asset
     Allocation Fund                   1995        $3,253,739
                        1994        $2,501,952
                        1993        $1,167,001

PCM Global Growth
     Fund                  1995     $4,329,841
                        1994        $3,316,215
                        1993        $1,000,268

   PCM Growth & Income
 Fund  1995             $13,096,405
                        1994        $9,644,524
                        1993           $5,982,583

PCM High Yield Fund     1995        $2,909,080
                        1994           $2,098,314
                        1993        $1,208,791

PCM Money Market
 Fund  1995             $1,061,046
                        1994        $960,766
                        1993        $370,812

PCM New
 Opportunities Fund     1995        $1,618,748
                        1994+++     $119,511       $49,240

PCM U.S. Government
 and High Quality
 Bond Fund              1995        $4,133,901
                        1994        $4,062,088
                        1993        $3,574,490

PCM Utilities
     Growth and Income
     Fund                  1995     $2,666,363
                        1994        $2,450,006
                        1993        $1,496,570

   PCM Voyager Fund     1995        $8,864,927
                        1994        $5,347,055
                        1993        $2,770,454

+       Commencement of operations May 1, 1995
++   Commencement of operations September 15,     1993
   +++  Commencement of operations May 1, 1994

Portfolio Transactions

Investment decisions.  Investment decisions for each of the    funds
and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when
one or more other clients are selling the security.   In some instances,
one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive "brokerage and research services" (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers and from third parties with which these broker-dealers have arrangements which execute portfolio transactions for the clients of such
advisers.   Consistent with this practice, Putnam Management receives
brokerage and research services and other similar services from many
broker-dealers with which Putnam Management places the    funds'
portfolio transactions and from third parties with which those broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and
analysts.   Where the services referred to above are not used exclusively by Putnam Management for research services, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio
investments for each    fund     and buys and sells investments for each
   fund     through a substantial number of brokers and dealers.  In so doing, Putnam Management uses its best efforts to obtain for each
   fund     the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam
Management, having in mind each    fund's     best interests, considers all
factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the    1934 Act    , and by the Management
Contract, Putnam Management may cause a    fund     to pay a broker-dealer
which provides "brokerage and research services" (as defined in the 1934
Act) to Putnam Management an amount of disclosed commission for effecting a securities transaction on stock exchanges and other agency transactions for
the    fund     on an agency basis in excess of the commission which
another broker-dealer would have charged for effecting that transaction.
Putnam Management's authority to cause a    fund     to pay any such
greater commissions is subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the Trust to make such payments. It is the position of the staff of the
Securities and Exchange Commission that         Section 28(e) does not
apply to the payment of such greater commissions in "principal" transactions, and accordingly Putnam Management will use its best efforts to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of a
   fund    , less any direct expenses approved by the Trustees, shall be
recaptured by the    fund     through a reduction of the fee payable under
the Management Contract.  Putnam Management seeks to recapture for each
   fund     soliciting dealer fees on the tender of the    fund's
portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the Trust (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

   Fund                 Fiscal      Brokerage
name   year             commissions
----   ------           -----------

PCM Asia Pacific
 Growth Fund            1995        $205,198
                        1994           N/A
                           1993     N/A

PCM Diversified
     Income Fund           1995     $14,676
                        1994        $3,004
                           1993     $252

PCM Global Asset
     Allocation Fund       1995     $797,004
                        1994        $818,846
                           1993     $611,157

PCM Global Growth
     Fund                  1995     $2,275,831
                        1994        $1,992,940
                           1993     $1,163,591

PCM Growth    &     Income
     Fund                  1995     $3,637,703
                        1994        $2,736,406
                           1993     $2,560,288

PCM High Yield Fund        1995     $11,800
                        1994        $4,461
                           1993     $19,196

PCM Money Market
     Fund                  1995     $0
                           1994     $0
                        1993        $0

PCM New
     Opportunities Fund    1995     $312,487
                        1994        $68,123
                           1993     N/A

PCM U.S. Government
     and High Quality
     Bond Fund             1995     $2,880
                        1994        $17,014
                           1993     $7,844

PCM Utilities
     Growth and Income
     Fund                  1995     $938,350
                        1994        $1,069,430
                           1993     $760,057

PCM Voyager Fund           1995     $2,171,392
                           1994     $1,295,494
                        1993        $799,917

Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the Trust, which are continuously offered, and shares of the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

Investor    servicing agent     and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust as an expense of all its shareholders. The fee paid to PFTC is determined by the Trustees taking into account the number of shareholder accounts and transactions. Putnam Investor Services has won the DALBAR Quality Tested Service Seal every year since the award's 1990
inception.  Over 10,000 tests of 38 separate    shareholder     service
components demonstrated that Putnam Investor Services exceeded the industry standard in all categories.

The Trust paid $5,038,496 in fees to PFTC for its investor servicing and custody services during fiscal 1995 . The Trust made no payments to PFTC for out-of-pocket expenses related to the investor servicing agent's function for the year. For a description of the custodial services provided by PFTC, see "Custodian" below.

Putnam Fiduciary Trust Company is also investor servicing agent for the other Putnam funds and receives fees from each of those funds for its services.

INVESTMENT PERFORMANCE OF THE TRUST

Standard Performance Measures

Yield and total return data for the    funds     may from time to time be
presented in the    prospectus,     this    SAI     and advertisements.
The data is calculated as follows.

Total return for the life of the    funds     is determined by calculating
the actual dollar amount of investment return on a $1,000 investment in a
   fund     at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount.  Total return
for a period of one year is equal to the actual return of a    fund
during that period.

A    fund's     yield is presented for a specified thirty-day period (the
"base period").  Yield is based on the amount determined by (i) calculating
the aggregate amount of dividends and interest earned by the    fund
during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of
shares of the    fund     outstanding during the base period and entitled
to receive dividends and (B) the per share net asset value of the
   fund     on the last day of the base period.  The result is annualized
on a compounding basis to determine the    fund's     yield.  For this
calculation, interest earned on debt obligations held by the    fund     is
generally calculated using the yield to maturity (or first expected call
date) of such obligations based on their market values (or, in    the case
of receivables-backed securities such as GNMAs, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates.

PCM Money Market Fund's yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one
share of the    fund     over the seven-day period for which yield is
presented (the "base period"), and multiplying the net change by 365/7 (or
approximately 52 weeks).  The    fund's     effective yield represents a
compounding of the    fund's     yield by adding 1 to the number
representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

At times, Putnam Management may reduce its compensation or assume expenses
of a    fund     in order to reduce that    fund's     expenses.  The
annual per share amount of any such reduction or assumption of expenses is shown in the table entitled "Financial highlights" in the
   prospectus    .  Any such waiver or assumption of expenses would
increase    a fund's     yield and total return during the period of the
waiver or assumption. All data is based on past performance and does not predict future results.

                         30-day             Total Return
PCM    Fund            yield*    1 year    5 yearsLife of fund

   Asia Pacific          N/A       N/A       N/A      2.30%

Diversified Income      5.79%    19.13%      N/A    5.29

Global Asset
         Allocation       1.96    24.71    12.56%10.75

Global Growth             N/A     15.67     11.698.88

Growth and Income         2.98    36.71     15.42   15.08

   High Yield           8.08      18.32     19.28   10.95

   Money Market         5.37      5.46      4.31    5.58

   New Opportunities     N/A      44.87      N/A    30.98

U.S. Government and
     High Quality Bond    5.64    20.44     10.33   9.56

   Utilities
     Growth & Income    3.87      31.08      N/A      11.29

Voyager                  N/A      40.67     22.16     17.70

* Information shown for the Money Market Fund is 7-day yield

Investment operations of all    funds     commenced February 1, 1988
(except    for     PCM Global Growth Fund   ,     which commenced
operations on May 1, 1990, PCM Utilities Growth and Income Fund   ,
which commenced operations on May 4, 1992, PCM Diversified Income
Fund   ,     which commenced operations on September 15, 1993, PCM New
Opportunities Fund   ,     which commenced operations on May 2, 1994, and
PCM Asia Pacific Growth Fund   ,     which commenced operations    on
May 1, 1995).  The foregoing performance information reflects an expense
limitation applicable to PCM High Yield Fund for         fiscal 1988
       , PCM Utilities Growth and Income Fund for         fiscal 1992
   ,     PCM New Opportunities Fund for         fiscal 1994    and PCM New
Opportunities Fund for fiscal 1995    .  Performance information presented
for the    funds     should not be compared directly with performance
information of other insurance products without taking into account insurance-related charges and expenses payable under their variable annuity
contracts.   These charges and expenses are not reflected in the
   funds'     performance and would reduce an investor's return under the annuity contract.

DETERMINATION OF NET ASSET VALUE

The Trust values the shares of each    fund     daily on each day the New
York Stock Exchange (the "Exchange") is open. Currently, the New York Stock Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Trust determines net asset
value as of the close         of regular trading on the Exchange, currently
4:00 p.m.  However, equity options held by a    fund     are priced as of
the close of trading at 4:10 p.m., and futures on U.S. government
securities and index options held by a    fund     are priced as of their
close of trading at 4:15 p.m.

PCM Money Market    fund    .  The valuation of the    fund's     portfolio
instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than
the price the    fund     would receive if the instruments were sold.
Consequently, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not normally be reflected
either in the computation of net asset value of the    fund's     portfolio
or in the daily computation of net income.  Under the procedures adopted by
the Trustees, the    fund     must maintain a dollar-weighted average
portfolio maturity of 397 days or less, purchase only instruments having remaining maturities of 90 days or less and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the
extent reasonably possible, the    fund's     price per share as computed
for the purpose of distribution, redemption and repurchase at $1.00.  These
procedures include review of the    fund's     portfolio holdings by the
Trustees, at such intervals as they may deem appropriate, to determine
whether the    fund's     net asset value calculated by using readily
available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they
regard as necessary and appropriate, including    selling     portfolio
instruments prior to maturity to realize capital gains or losses or to
shorten average portfolio maturity   ,     withholding dividends   ,
redeeming     of shares in kind   ,     or establishing a net asset value
per share by using readily available market quotations.

Since the net income of the    fund     is declared as a dividend each time
it is determined, the net asset value per share of the    fund     remains
at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in
the    fund     representing the reinvestment of dividend income is
reflected by an increase in the number of shares of the    fund     in the
shareholder's account on the first day of the next month (or, if that day is not a business day, on the next business day). It is expected that the
   fund's     net income will be positive each time it is determined.
However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of
the    fund     determined at any time is a negative amount, the
   fund     will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued
dividends, the    fund     will reduce the number of outstanding shares by
treating the shareholder as having contributed to the capital of the
   fund     that number of full and fractional shares which represent the amount of excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the
   fund    .

Other Funds.  Each of the other    funds     determines net asset value as
follows: Securities for which market quotations are readily available are valued at prices which, in the opinion of the Trustees or Putnam Management, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter) the last reported bid price, except that certain U.S. government securities are stated at the mean between the reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
If any securities held by a    fund     are restricted as to resale, Putnam
Management determines their fair value following procedures approved by the Trustees. The Trustees periodically review such valuations and procedures.
 The fair value of such securities is generally determined as the amount
which the    fund     could reasonably expect to realize from an orderly
disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that
might be borne by the    fund     in connection with such disposition).  In
addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be
reflected in the computation of the    funds'     net asset values.  If
events materially affecting the values of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

SUSPENSION OF REDEMPTIONS

The Trust may not suspend the right of redemption and/or postpone payment for more than seven days unless the New York Stock Exchange is closed for other than customary weekends or holidays, or except, if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust
provides for indemnification out of a    fund's             property for
all loss and expense of any shareholder held personally liable for the
obligations of that    fund    .  Thus, the risk of a shareholder's
incurring financial loss on account of shareholder liability is limited to
circumstances in which a    fund     would be unable to meet its
obligations.

CUSTODIAN

Putnam Fiduciary Trust Company ("PFTC") is the custodian of the Trust's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities will include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments. PFTC and any subcustodians employed by it have a
lien on the securities of each    fund     (to the extent permitted by the
Trust's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for
securities purchased by the Trust for the benefit of that    fund    .  The
Trust expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of any
   fund     or decides which securities a    fund     will buy or sell.
PFTC pays the fees and other charges of any subcustodians employed by it. The Trust may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the Trust's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The Trust pays PFTC an annual fee based
on each    fund's     assets, securities transactions and securities
holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Price Waterhouse LLP are the Trust's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants and financial statements included in the Trust's Annual Report for the fiscal year ended December 31, 1994, filed on February 24, 1995,
are incorporated by reference into this    SAI    .

The financial highlights in the    prospectus     and the financial
statements incorporated by reference into the    prospectus and this
SAI     have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                          PUTNAM CAPITAL MANAGER TRUST

                                   FORM N-lA
                                     PART C

                               OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

              (a)  Index to Financial Statements and Supporting
                   Schedules:

              (1)  Financial Statements:

                      Statements of assets and liabilities  -- June
                   30, 1995 (unaudited) (a).
                   Statements of operations -- year ended June 30, 1995 (unaudited) (a).
                   Statement of changes in net assets -- period ended June 30, 1995 (unaudited) and year ended December 31, 1994 (audited) (a).
                   Financial highlights (unaudited) (a) (b).
                   Notes to financial statements (unaudited) (a).

                   Statements of assets and liabilities --December
                   31, 1994    (audited)     (a)    (c)    .
                   Statement of operations -- year ended
                      December     31, 1994    (audited)     (a)
                      (c)    .
                   Statement of changes in net assets --    period
                   ended June 30, 1995 (unaudited) and year     ended
                   December 31, 1994    (audited) (a) (c)    .
                   Financial highlights    (audited) (a) (b) (c)    .
                   Notes to financial statements    (audited)     (a)
                      (c)    .

              (2)  Supporting Schedules:

                      Schedule I - Portfolios of investments owned --
                   June 30, 1995 (unaudited) (a).
                   Schedule I - Portfolios of investments owned
                           December 31, 1994    (audited)     (a)
                      (c)    .
                                 Schedules II through IX omitted because the required matter is not present.

                      (a) Included in Part     B.
                   (b) Included in Part A.
                      (c) Incorporated by reference to Post-Effective
                   Amendment No. 10 to the Registrant's Registration
                   Statement.

---------------

    (b)       Exhibits:

              1.   Agreement and Declaration of Trust dated September
                   24, 1987 --    Incorporated by reference to Post-
                   Effective Amendment No. 10 to the Registrant's
                   Registration Statement    .
              2.   By-Laws, as amended through June 7, 1991 --
                      Incorporated by reference to Post-Effective
                   Amendment No. 10 to the Registrant's Registration
                   Statement.
              3.   Not applicable.
              4a.  Not applicable
              4b.  Portions of Agreement and Declaration of Trust
                   Relating to Shareholders' Rights --   Incorporated
                   by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
              4c.  Portions of By-Laws Relating to Shareholders'
                   Rights --    Incorporated by reference to Post-
                   Effective Amendment No. 10 to the Registrant's Registration Statement.
              5.           Management Contract, dated October 2,
                   1987, as supplemented March 2, 1990, as further supplemented February 27, 1992, July 9, 1993, April 5, 1994, June 2, 1994, April 7, 1995
                      ,     July 13, 1995    and July   , 1996     --
                   Exhibit    1    .
              6a.  Distributor's Contract dated May 6, 1994 --
                      Incorporated by reference to Post-Effective
                   Amendment No. 10 to the Registrant's Registration
                   Statement.
              6b.     Form     of Specimen Dealer Sales Contract --
                   Exhibit    2    .
              6c.     Form     of Specimen Financial Institution
                   Sales Contract -- Exhibit    3    .
              7.   Not applicable.
              8.           Custodian Agreement with Putnam Fiduciary
                   Trust Company dated May 3, 1991, as amended July
                   13, 1992 --    Incorporated by reference to Post-
                   Effective Amendment No. 10 to the Registrant's Registration Statement.

              9. Investor Servicing Agreement, dated June 3, 1991 with Putnam Fiduciary Trust Company --
                      Incorporated by reference to Post-Effective
                   Amendment No. 10 to the Registrant's Registration
                   Statement    .
              10.  Opinion of Ropes & Gray, including consent --
                      Incorporated by reference to Post-Effective
                   Amendment No. 10 to the Registrant's Registration
                   Statement.
              11.  Not applicable.
              12.  Not applicable.
              13.  Investment Letters from The Putnam Management
                   Company, Inc. to the Registrant --   Incorporated
                   by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
              14.     Not applicable.
              15.  Not applicable.
              16.  Schedules for    computation of     performance
                      quotations     -- Exhibit    4.
              17a. Financial Data Schedule -- PCM Asia Pacific
                   Growth Fund -- Exhibit 5.
                 17b    . Financial Data Schedule -- PCM Diversified
                   Income Fund -- Exhibit    6    .
                 17c    . Financial Data Schedule -- PCM Global Asset
                   Allocation Fund -- Exhibit    7    .
                 17d    . Financial Data Schedule -- PCM Global
Growth                 Fund -- Exhibit    8    .
                 17e    . Financial Data Schedule -- PCM Growth and
                   Income Fund -- Exhibit    9    .
                 17f    . Financial Data Schedule -- PCM High Yield
                   Fund -- Exhibit    10    .
                 17g    . Financial Data Schedule -- PCM Money Market
                   Fund -- Exhibit    11    .
                 17h    . Financial Data Schedule -- PCM New
                   Opportunities Fund -- Exhibit    12    .
                 17i    . Financial Data Schedule -- PCM U.S.
                   Government and High Quality Bond Fund --Exhibit
                      13    .
                 17j    . Financial Data Schedule -- PCM Utilities
                   Growth and Income Fund -- Exhibit    14    .
                 17k    . Financial Data Schedule -- PCM Voyager Fund
                   -- Exhibit    15    .

Item 25.      Persons Controlled by or under Common Control with
              Registrant

    None.

Item 26.      Number of Holders of Securities

    As of    December 31    , 1995 there were    16
shareholders of the Registrant's shares of beneficial interest.

Item 27.      Indemnification

    The information required by this item is incorporated by
reference from the Registrant's Initial Registration Statement on Form N-1A
   under the Investment Company Act of 1940 (File No. 33-17486)    .

Item 28. Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                      NON-PUTNAM BUSINESS AND OTHER
    CONNECTIONS

James D. Babcock          Prior to June, 1994, Interest
Assistant Vice President    Supervisor, Salomon Brothers, Inc.
                          7 World Trade Center, New York, NY
                          10048

Robert K. Baumbach        Prior to August, 1994, Vice President
Vice President              and Analyst, Keystone Custodian
                            Funds, 200 Berkeley St., Boston, MA
                            02110

Janet S. Becker           Prior to July, 1995, National Account
Assistant Vice President    Manager for Booz-Allen & Hamilton,
                            American Express Travel Management
                            Services, 100 Cambridge Park Drive,
                            02140; Prior to August, 1994,
                            Account Manager, Hilton at Dedham
                            Place, Dedham, MA 02026

Matthew G. Bevin          Prior to February, 1995, Consultant,
Assistant Vice President    SEI Corporation, 680 East Swedesford
                            Road, Wayne, PA 19807

Thomas Bogan              Prior to November, 1994, Analyst
Senior Vice President       Lord, Abbett & Co., 767 Fifth
                            Avenue, New York, NY 10153

Michael F. Bouscaren      Prior to May, 1994, President and
Senior Vice President       Chairman of the Board of Directors
                            at Salomon Series Funds, Inc. and a
                            Director of Salomon Brothers Asset
                            Management, 7 World Trade Center,
                            New York, NY 10048

Susan M. Braid            Prior to October, 1995, Manager,
Vice President              Pioneer Group, Inc., 60 State St.,
                            Boston, MA 02109

Brett Browchuk            Prior to April, 1994, Managing
Managing Director           Director, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02109

Brian E. Broyles          Prior to September, 1995, Accounts
Assistant Vice President    Payable Manager, Entex Information
                            Services, Six International Drive,
                            Rye Brook, NY 10573

Andrea Burke              Prior to August, 1994, Vice President
Vice President              and Portfolio Manager, Back Bay
                            Advisors, 399 Boylston St., Boston,
                            MA 02116

Susan Chapman             Prior to June, 1995, Vice President,
Senior Vice President       Forbes, Walsh, Kelly & Company,
                            Inc., 17 Battery Place, New York, NY
                            10004

Louis F. Chrostowski      Prior to August, 1995, Manager of
Vice President              Compensation and Benefits, Itek
                            Optical Systems, 10 MacGuire Rd.,
                            Lexington, MA 02173

Beth C. Cotner            Prior to September, 1995, Executive
Senior Vice President       Vice President, Director of U.S.
                            Equity Funds, Kemper Financial
                            Services, 120 S. LaSalle St.,
                            Chicago, IL 60603

Peter J. Curran           Prior to January, 1996, Vice President
Senior Vice President       ITT Sheraton Director Worldwide
                            Staffing, ITT Sheraton Corporation,
                            60 State St., Boston, MA 02109

Judith S. Deming          Prior to May, 1995, Asset Manager,
Assistant Vice President    Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Theodore J. Deutz         Prior to January, 1995, Senior Vice
Vice President              President, Metropolitan West
                            Securities, Inc. 10880 Wilshire
                            Blvd., Suite 200, Los Angeles, CA
                            90024

Joseph J. Eagleeye        Prior to August, 1994, Associate,
Assistant Vice President    David Taussig & Associates, 424
                            University Ave., Sacramento, CA
                            95813

Michael T. Fitzgerald     Prior to September, 1994, Senior
Senior Vice President       Vice President, Vantage Global
                            Advisers, 1201 Morningside Dr.,
                            Manhattan Beach, CA 90266

Brian J. Fullterton       Prior to November, 1995, Vice
Senior Vice President       President, Pension and 401(k)
                            Derivatives Marketing, J.P. Morgan,
                            60 Wall Street, New York, NY 10260

Roland Gillis             Prior to March, 1995, Vice President
Senior Vice President       and Senior Portfolio Manager,
                          Keystone Group, Inc., 200 Berkeley
                          St., Boston, MA 02116

Mark D. Goodwin           Prior to May, 1994, Manager, Audit &
Assistant Vice President    Operations Analysis, Mitre
                            Corporation, 202 Burlington Rd.,
                            Bedford, MA 01730

Stephen A. Gorman         Prior to July, 1994, Financial
Assistant Vice President    Analyst, Boston Harbor Trust
                            Company, 100 Federal St., Boston, MA
                            02110

Jill Grossberg            Prior to March, 1995, Associate
Assistant Vice President    Counsel, 440 Financial Group of
and Associate Counsel       Worcester, Inc., 440 Lincoln St.,
                            Worcester, MA 01653

Deborah R. Healey         Prior to June, 1994, Senior Equity
Senior Vice President       Trader, Fidelity Management &
                            Research Company, 82 Devonshire St.,
                            Boston, MA 02109

Lisa A. Heitman           Prior to July, 1994, Securities
Senior Vice President       Analyst, Lord, Abbett & Company, 767
                            Fifth Ave., New York, NY 10153

Pamela Holding            Prior to May, 1995, Senior Securities
Vice President              Analyst, Kemper Financial Services,
                            Inc., 120 South LaSalle St.,
                            Chicago, IL 60603

Michael F. Hotchkiss      Prior to May, 1994, Vice President,
Vice President              Massachusetts Financial Services,
                            500 Boylston St., Boston, MA 02116

Walter Hunnewell, Jr.     Prior to April, 1994, Managing
Vice President              Director, Veronis, Suhler &
                            Associates, 350 Park Avenue, New
                            York, NY 10022

Joseph Joseph             Prior to October, 1994, Managing
Vice President              Director, Vert Independent Capital
                            Research, 53 Wall St., New York, NY
                            10052

Mary E. Kearney           Prior to February, 1995, Partner,
Managing Director           Price Waterhouse, 160 Federal St.,
                          Boston, MA  02110

Paula Kienert             Prior to June, 1995, Senior Reference
Assistant Vice President    Librarian, Fidelity Investments, 82
                            Devonshire Street, Boston, MA 02109

D. William Kohli          Prior to September, 1994, Executive
Managing Director           Vice President and Co-Director of
                            Global Bond Management, Franklin
                            Advisors/Templeton Investment
                            Counsel, 777 Mariners Island Blvd.,
                            San Mateo, CA 94404

Karen R. Korn             Prior to June, 1994, Vice President,
Vice President              Assistant to the President, Designs,
                            Inc. 1244 Boylston St., Chestnut
                            Hill, MA 02167

Peter B. Krug             Prior to January, 1995, Owner and
Vice President              Director, Griswold Special Care, 42
                            Ethan Allen Drive, Acton, MA 01720

Catherine A. Latham       Prior to August, 1995, Director of
Vice President              Human Resources, Electronic Data
                            Systems, 1601 Trapello Rd., Waltham,
                            MA 02154

Kevin Lemire              Prior to March, 1995, Corporate
Assistant Vice President    Facilities Manager, Bose
                            Corporation, The Mountain,
                            Framingham, MA 01701; Prior to June,
                            1994, Facilities Manager, The
                            Pioneer Group, 60 State St., Boston,
                            MA 02109

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Director,
Officer                     INROADS/Central New England, Inc.,
                            99 Bedford St., Boston,MA 02111

Jeffrey R. Lindsey        Prior to April, 1994, Vice President,
Vice President              Strategic Portfolio Management, 1200
                            Ashwood Parkway, Suite 290, Atlanta,
                            GA 30338

James W. Lukens           Prior to February, 1995, Vice
Senior Vice President       President of Institutional
                          Marketing, Keystone Group, Inc., 200
                          Berkeley St., Boston, MA 02116

Helen Mazareas            Prior to May, 1995, Librarian,
Assistant Vice President    Scudder, Stevens & Clark, 2
                            International Place, Boston, MA
                            02110

Alexander J. McAuley      Prior to June, 1995, Vice President,
Senior Vice President       Deutsche Bank Securities Corp. -
                            Deutsche Asset Management, 1290
                            Avenue of the Americas, New York, NY
                            10019

Susan A. McCormack        Prior to May, 1994, Associate
Vice President              Investment Banker, Merrill Lynch &
                            Co., 350 South Grand Ave., Suite
                            2830, Los Angeles, CA 90071

Carol McMullen            Prior to June, 1995, Senior Vice,
Managing Director           President and Senior Portfolio
                            Manager, Baring Asset Management,
                            125 High Street, Boston, MA 02110

Darryl Mikami             Prior to June, 1995, Vice President,
Senior Vice President       Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Carol H. Miller           Prior to July, 1995, Business
Assistant Vice President    Development Officer, Bank of Boston
                            - Connecticut, 100 Pearl St.,
                            Hartford, CT 06101

Seung H. Minn             Prior to June, 1995, Vice President
Vice President              in Portfolio Management and
                            Research, Templeton Quantitative
                            Advisors, Inc.,

Maziar Minovi             Prior to January, 1995, Associate
Vice President              Privatization Specialist, The
                            International Bank for
                            Reconstruction and Development, 1818
                            H St. N.W., Washington, DC 20433

Kenneth Mongtomery        Prior to July, 1995, Senior Vice
Managing Director           President and Director of World Wide
                            Sales, Chemcial Banking Corporation,

Paul G. Murphy            Prior to January, 1995, Section
Assistant Vice President    Manager, First Data Corp., 53 State
                            Street, Boston, MA 02109

C. Patrick O'Donnell, Jr. Prior to May, 1994, President,
Managing Director           Exeter Research, Inc., 163 Water
                            Street, Exeter, New Hampshire, 03833

Samuel Perry              Prior to January, 1996, Regional Vice
Vice President              President, AIM Distributors, Inc.,

Jane E. Price             Prior to February, 1995, Associate
Assistant Vice President    ERISA Attorney, Hale & Dorr,
                          60 State St., Boston, MA  02109

Keith Quinton             Prior to July, 1995, Vice President,
Senior Vice President       Falconwood Securities Corporation.,

Paul T. Quistberg         Prior to July, 1995, Assistant
Assistant Vice President    Investment Officer, The Travelers
                            Insurance Group.,

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.;   Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108;      Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Thomas Rosalanko          Prior to February, 1995, Senior
Senior Vice President       Account Manager, SEI Corporation,
                            680 East Swedesford Road, Wayne, PA
                            19807

Michael Scanlon           Prior to February, 1995, Senior
Assistant Vice President    Financial Analyst, Massachusetts
                            Financial Services, 500 Boylston
                            St., Boston, MA 02116

Robert M. Shafto          Prior to January, 1995, Account
Assistant Vice President    Manager, IBM Corporation, 404 Wyman
                            St., Waltham, MA 02254

Karen F. Smith            Prior to May, 1994, Consultant and
Assistant Vice President    Portfolio Manager, Wyatt Asset
                            Services, Inc., 1211 W.W. 5th Ave.,
                            Portland, OR 97204

Margaret Smith            Prior to September, 1995, Vice
Senior Vice President       President, State Street Research,
                            One Financial Center, Boston, MA
                            02111

Steven Spiegel            Prior to December, 1994, Managing
Senior Managing Director    Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

George W. Stairs          Prior to July, 1994, Equity Research
Vice President              Analyst, ValueQuest Limited,
                            Roundy's Hill, Marblehead, MA 01945

James H. Steggall         Prior to May, 1995, Senior Municipal
Assistant Vice President    Analyst, Colonial Management
                            Associates, Inc., One Financial
                            Center, Boston, MA 02111; Prior to
                            May, 1994, Controller, Wheelabrator
                            Environmental Systems, Libery Lane,
                            Hampton, NH 03842

Karen Stewart             Prior to May, 1995, Equity Research
Assistant Vice President    Analyst, Chancellor Capital
                            Management, 1166 Avenue of the
                            Americas, New York, NY 10036

Roger Sullivan            Prior to December, 1994, Vice
Senior Vice President       President, State Street Research &
                            Management Co., One Financial
                            Center, Boston, MA 02111

Robert Swift              Prior to August, 1995, Far East Team
Senior Vice President       Leader and Portfolio Manager, IAI
                            International/Hill Samuel Investment
                            Advisors, 10 Fleet Place, London,
                            England

Jerry H. Tempelman        Prior to May, 1994, Senior Money
Assistant Vice President    Market Trader, State Street Bank &
                            Trust Co., 225 Franklin, Street,
                            Boston, MA 02110

Michael Temple            Prior to June, 1995, Vice President,
Vice President              Duff & Phelps, 55 East Monroe,
                            Chicago, IL 60613

Hillary F. Till           Prior to May, 1994, Fixed-Income
Vice President              Derivative Trader, Bank of Boston,
                            100 Federal Street, Boston, MA 02109

Lisa L. Trubiano          Prior to July, 1995, Senior Marketing
Vice President              Consultant, John Hancock Mutual Life
                            Insurance Company,

Elizabeth A. Underhill    Prior to August, 1994, Vice President
Senior Vice President       and Senior Equity Analyst, State
                            Street Bank and Trust Company, 225
                            Franklin St., Boston, MA 02110

Charles C. Van Vleet      Prior to August, 1994, Vice President
Senior Vice President       and Fixed-Income Manager, Alliance
                            Capital Management, 1345 Avenue of
                            the Americas, New York, NY 10105

Francis P. Walsh          Prior to November, 1994, Research
Vice President              Analyst, Furman, Selz, Inc. 230 Park
                            Avenue, New York, NY 10169

Herbert S. Wagner, III    Prior to August, 1995, Investment
Assistant Vice President    The First National Bank of Chicago,
                            One First National Plaza, Chicago,
                            IL 60670

Michael R. Weinstein      Prior to March, 1994, Management
Vice President              Consultant, Arthur D. Little, Acorn
                            Park, Cambridge, MA 02140

Item 29. Principal Underwriter

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam Adjustable Rate U.S. Government Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Trust, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Capital Manager Trust, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt Income Fund, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Growth Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate Tax Exempt Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC Emerging Growth Fund, Putnam Overseas Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b)  The directors and officers of the Registrant's principal underwriter are:

Positions and Offices        Positions and Offices
Name                           with Underwriter                    with Registrant
John V. Adduci             Assistant Vice President                     None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Vice President                               None
Christian E. Aymond        Vice President                               None
Hallie L. Baron            Assistant Vice President                     None
Ira G. Baron               Senior Vice President                        None
John L. Bartlett           Senior Vice President                        None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Vice President                               None
Matthew F. Beaudry         Vice President                               None
Janet S. Becker            Assistant Vice President                     None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Maureen L. Boisvert        Vice President                               None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Susan M. Braid             Vice President                               None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Brian E. Broyles           Assistant Vice President                     None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Susan D. Cabana            Vice President                               None
Ellen S. Callahan          Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Peter J. Campagna          Vice President                               None
Robert Capone              Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
James E. Clinton           Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Vice President                               None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Anna Coppola               Vice President                               None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Vice President                               None
Chad H. Cristo             Assistant Vice President                     None
Peter J. Curran            Senior Vice President                        None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Lisa M. DeMont             Assistant Vice President                     None
Richard D. DeSalvo         Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Daniel J. Delianedis       Vice President                               None
Judith S. Deming           Assistant Vice President                     None
Teresa F. Dennehy          Assistant Vice President                     None
J. Thomas Despres          Senior Vice President                        None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Emily J. Durbin            Vice President                               None
Dwyer Cabana, Susan        Vice President                               None
David B. Edlin             Senior Vice President                        None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Vice President                               None
Paul F. Fichera            Senior Vice President                        None
C. Nancy Fisher            Senior Vice President                        None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Brian J. Fullerton         Senior Vice President                        None
Samuel F. Gagliardi        Vice President                               None
Karen M. Gardner           Assistant Vice President                     None
Judy S. Gates              Vice President                               None
Richard W. Gauger          Assistant Vice President                     None
Joseph P. Gennaco          Vice President                               None
Stephen E. Gibson          Managing Director                            None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Mark D. Goodwin            Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Assistant Vice President                     None
Robert G. Greenly          Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Vice President                               None
Meghan C. Hannigan         Assistant Vice President                     None
Bruce D. Harrington        Assistant Vice President                     None
Marilyn M. Hausammann      Senior Vice President                        None
Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
Joanne Heyman              Assistant Vice President                     None
Bess J.M. Hochstein        Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Senior Vice President                        None
Gregory E. Hyde            Senior Vice President                        None
Dwight D. Jacobsen         Senior Vice President                        None
Douglas B. Jamieson        Senior Managing Director, Director           None
Jay M. Johnson             Vice President                               None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Brian J. Kelly             Vice President                               None
Anne Kinsman               Assistnat Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Assistant Vice President                     None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Assistant Vice President                     None
Arthur B. Laffer, Jr.      Vice President                               None
Catherine A. Latham        Vice President                               None
James D. Lathrop           Vice President                               None
Charles C. Ledbetter       Vice President                               None
Kevin Lemire               Assistant Vice President                     None
Anthony J. Leonard         Vice President                               None
Eric S. Levy               Vice President                               None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Assistant Vice President                     None
Ann Marie Linehan          Assistant Vice President                     None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Robert F. Lucey            Senior Managing Director, Director           None
Kathryn A. Lucier          Assistant Vice President                     None
Alana Madden               Vice President                               None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Renee L. Maloof            Assistant Vice President                     None
Frederick S. Marius        Assistant Vice President                     None
Karen E. Marotta           Vice President                               None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
Marla J. McDougall         Assistant Vice President                     None
Walter S. McFarland        Vice President                               None
Mark J. McKenna            Senior Vice President                        None
Gregory J. McMillan        Vice President                               None
Claye A. Metelmann         Vice President                               None
Bart D. Miller             Vice President                               None
Douglas W. Miller          Vice President                               None
Jeffery M. Miller          Senior Vice President                        None
Ronald K. Mills            Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Assistant Vice President                     None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
John P. Nickodemus         Vice President                               None
Michael C. Noonis          Assistant Vice President                     None
Kristen P. O'Brien         Vice President                               None
Kevin L. O'Shea            Senior Vice President                        None
Nathan D. O'Steen          Assistant Vice President                     None
Larence J. Olewinksi       Vice President                               None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
John D. Pataccoli          Vice President                               None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Jeffrey E. Place           Senior Vice President                        None
Keith Plapinger            Vice President                               None
Douglas H. Powell          Vice President                               None
Jane E. Price              Assistant Vice President                     None
Susannah Psomas            Vice President                               None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                             Chairman & President
George A. Rio              Senior Vice President                        None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Thomas C. Rowley           Vice President                               None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Assistant Vice President                     None
Karl W. Saur               Vice President                               None
Michael Scanlon            Assistant Vice President                     None
Shannon D. Schofield       Vice President                               None
Christine A. Scordato      Vice President                               None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
William N. Shiebler        Director and President                  Vice President
Mark J. Siebold            Assistant Vice President                     None
Gordon H. Silver           Senior Managing Director                Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
Brian L. Sullivan          Vice President                               None
Guy Sullivan               Seniior Vice President                       None
Kevin J. Sullivan          Vice President                               None
Moira Sullivan             Vice President                               None
James S. Tambone           Managing Director                            None
B. Iris Tanner             Assistant Vice President                     None
Louis Tasiopoulos          Managing Director                            None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Cynthia Tercha             Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Assistant Vice President                     None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice Presient                      None
Larry R. Unger             Vice President                               None
Douglas J. Vander Linde    Senior Vice President                        None
Edward F. Whalen           Vice President                               None
Robert J. Wheeler          Senior Vice President                        None
John B. White              Vice President                               None
Kirk E. Williamson         Senior Vice President                        None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Vice President                               None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Senior Vice President                        None
Timothy R. Young           Vice President                               None
SooHee L. Zebedee          Vice President                               None
Laura J. Zografos          Vice President                               None

The principal business address of each person listed above is One
Post Office Square, Boston, MA 02109, except for:

Mr. Alpaugh, 5980 Richmond Highway, Alexandria, VA 22303
Mr. Anwar, 131 Crystal Road, Colmar, PA 18915
Mr. Avery, 7031 Spring Ridge Rd., Cary NC 27511
Mr. Aymond, 212 Lochview Drive, Cary, NC 27511
Mr. Baron, 31 Cala Moreya, Laguna Niguel, CA 92667
Mr. Bartlett, 7 Fairfield St., Boston, MA 02116
Mr. Beatty, 200 High St., Winchester, MA 01890
Mr. Beringer, 4915 Dupont Avenue South, Minneapolis, MN 55409 Ms. Besset, 1140 North LaSalle Blvd, Chicago, IL 60610
Mr. Bouchard, 18 Brice Rd., Annapolis, MD 21401
Mr. Brockelman, 94 Middleton Rd., Boxford, MA 01921
Mr. Brown, 2012 West Grove Drive, Gibson, PA 15044
Ms. Buckner, 21012 West Grove Drive, Gibsonia, PA 15044
Mr. Campagna, 1130 Green Meadow Court, Acworth, GA 30102
Ms. Castro, 26 Gould Road, Andover, MA 01810
Mr. Church, 4504 Sir Winston Place, Charlotte, NC 28211
Mr. Cristo, 11 Schenck Ave., Great Neck, NY 11021
Mr. Coneeny, 10 Amherst St., Arlington, MA 02174
Mr. Connelly, 4634 Mirada Way, Sarasota, FL 34238
Mr. Corvinus, 274 Water St., Newburyport, MA 01950
Ms. Dahill, 270-1 C Iven Ave., St. David's, PA 19087
Mr. Deliandis, 5161 Muirfield Lane, Concord, CA 94521
Mr. DeSalvo, 54 Morriss Place, Maddison, NJ 07940
Mr. DeSimone, Pheasant Run Apartments, Inlet Ridge Drive,
    Maryland Heights, MO 63043
Ms. Dwyer-Cabana, 7730 Herrick Park, Hudson, OH 44236
Mr. Edlin, 7 River Road, 305 Palmer Point, Cos Cob, CT 06807
Mr. English, 1184 Pintail Circle, Boulder, CO 80303
Mr. Goodman, 14 Clover Place, Cos Cob, CT 06807
Mr. Gubala, 4308 Rickover Drive, Dallas, TX 75244
Mr. J. Halloran, 978 W. Creek Lane, Westlake Village, CA 91362 Mr. T. Halloran, 19449 Misty Lake Dr., Strongsville, OH 44136 Mr. Hyde, 3305 Sulky, Marietta, GA 30067
Mr. Jacobsen, 2744 Joyce Ridge Drive, Chesterfield, MO 63017
Mr. Johnson, 200 Clock Tower Place, Carmel, CA 93923
Mr. Keating, 5521 Greenville Avenue, Dallas, TX 75206
Mr. Kelley, 1026 E. Olympus Ridge Cove, Salt Lake City, UT 84117 Ms. Kelly, 31 Jeffrey's Neck Road, Ipswich, MA 01938
Ms. Kinsman, 9599 Brookview Circle, Woodbury, MN 55125
Ms. Kirk, 200 East 62nd Street, New York, NY 10021
Ms. Kraunelis, 584 East Eighth St., South Boston, MA 02127
Mr. Lathrop, 14814 Straub Hill Lane, Chesterfield, MO 63017
Mr. Ledbetter, 820 South Monaco, Denver, CO 80224
Mr. Leonard, 3673 Hopper Ridge Road, Cincinnati, OH 45255
Mr. Lewandowski, 805 Darrell Road, Hillsborough, CA 94010
Mr. Lewandowski, Jr., 1 Kara East, Irvine, CA 92720
Mr. Lieberman, 200 Roy St., Seattle, WA 98109
Ms. Madden, 201 Plantation Club Drive, Melbourne, FL 32940
Mr. McConville, 515 S. Arlington Heights Rd., Arlington
    Heights, IL 6005
Mr. McFarland, 8012 Dancing Fern Trail, Chattanooga, TN 37421 Mr. McMillan, 203 D. Zigler St., Zelienople, PA 16063
Mr. McMurtrie, 14529 Glastonbury, Detroit, MI 48223
Mr. B. Miller, 24815 Acropolis Drive, Mission Viejo, CA 92691 Mr. D. Miller, 7 Anthony Place, Riverside, CT 06878
Mr. Moret, 4519 Lawn Avenue, Western Springs, IL 60558
Mr. Murray, 710 Cheyenne Drive, Franklin Lakes, NJ 07417
Mr. Nadherny, 9714 Marmount Drive, Seattle, WA 98117
Mr. Nickodemus, 463 Village Oaks Court, Ann Arbor, MI 48103
Mr. Olewinski, 7707 Hamilton Avenue, Burr Ridge, IL 60521
Mr. O'Steen, 2091-B Lake Park Drive, Smyrna, GA 30080
Mr. Papes, 12891 S. Summit, Olatag, KS 66062
Mr. Pataccoli, 333 39th St., Manhattan Beach, CA 90266
Mr. Perry, 4031 West Main, Houston, TX 77027
Mr. Joe Phoenix, 1426 Asbury Avenue, Hubbard Woods, IL 60093
Mr. John Phoenix, 2987 Jackson Ave., Coconut Grove, FL 33133
Mr. Place, 4211 Loch Highland Parkway, Roswell, GA 30075
Mr. Pulkrabek, 190 Jefferson Lane, Streamwood, IL 60107
Mr. Powell, 1508 Ruth Lane, Newport Beach, CA 92660
Mr. Rowe, 109 Shore Drive, Longwood, FL  32779
Mr. Rowell, 2240 Union St., San Francisco, CA 94123
Mr. Rowley, 237 Peeke Avenue, Kirkwood, MO 63122
Ms. Sarkisian, 1 Goodridge Ct., Boston, MA 02113
Ms. Saunders, 39939 Stevenson Common, Freemont, CA 94538
Ms. Schofield, 172 Rime Village, Hoover, AL 35216
Mr. Shamburg, 10603 N. 100th Street, Scottsdale, AZ 85260
Mr. Stickney, 1314 Log Cabin Lane, St. Louis, MO 63124
Mr. B. Sullivan, 777 Pinoake Road, Pittsburgh, PA 15243
Mr. G. Sullivan, 35 Marlborough St., Boston, MA 02116
Ms. M. Sullivan, 493 Zinfandel Lane, St. Helena, CA 94574
Ms. Sweeney, 8 Surf St., Marblehead, MA 01945
Mr. Tambone, 10 Commercial Wharf, Boston, MA 02110
Mr. Tasiopolous, 5 Homestead Farms Drive, Norwell, MA 02061
Ms. Tercha, 611 East 18th St., Houston, TX 77009
Mr. Telling, 5 Spindriff Court, Williamsville, NY 14221
Mr. Unger, 212 E. Broadway, New York, NY 10002
Mr. Williamson, 111 Maple Ridge Way, Covington, LA 70433
Ms. Williamson, 158 Summer St., Hingham, MA 02043
Mr. White, 10 Mannion Place, Littleton, MA 01460
Mr. Woloshin, 100 West 89th St., New York, NY 10024
Ms. Zebedee, 1616 Queen Ann Ave., N., Seattle, WA 98109
Ms. Zografos, 12712 Coeur de Monde Ct., St. Louis, MO 63146

Item 30.      Location of Accounts and Records

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 31.      Management Services

    None.

Item 32.      Undertakings

    The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                       CONSENT OF INDEPENDENT ACCOUNTANTS

    We hereby consent to the incorporation by reference in the
   Prospectus     and Statement of Additional Information constituting
parts of this Post-Effective Amendment No.    11     to the Registration
Statement on Form N-1A (File No. 33-17486) (the "Registration Statement") of our report dated February 15, 1995, relating to the financial statements and financial highlights appearing in the December 31, 1994 Annual Report of Putnam Capital Manager Trust, which financial statements and financial highlights are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Independent Accountants and Financial Statements" in such Statement of Additional Information and under the heading "Financial highlights" in such
   Prospectus    .

PRICE WATERHOUSE LLP
Boston, Massachusetts
   February 27, 1996

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of Putnam
Capital Manager Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this
instrument is executed on behalf of the Registrant by    an officer     of
the Registrant as    an officer     and not individually and the
obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only
upon the assets and property of the    relevant series of the
Registrant.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933
and the Investment Company Act of 1940, the Registrant         has duly
caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Boston, and The Commonwealth of Massachusetts, on the    29th     day of
   February, 1996    .

                   PUTNAM CAPITAL MANAGER TRUST

                   By: Gordon H. Silver, Vice President

    Pursuant to the requirements of the Securities Act of 1933,
this Amendment    to the Registration Statement of Putnam Capital Manager
Trust     has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title

George Putnam                    President and Chairman of the Board;
                                 Principal Executive Officer; Trustee

William F. Pounds                Vice Chairman; Trustee

John D. Hughes                      Senior     Vice President; Treasurer
                                 and Principal Financial Officer

Paul G. Bucuvalas                Assistant Treasurer and Principal
                                 Accounting Officer

Jameson Adkins Baxter            Trustee

Hans H. Estin                    Trustee

John A. Hill                     Trustee

Elizabeth T. Kennan              Trustee



Lawrence J. Lasser               Trustee

Robert E. Patterson              Trustee

Donald S. Perkins                Trustee

George Putnam, III               Trustee

Eli Shapiro                      Trustee

A.J.C. Smith                     Trustee

W. Nicholas Thorndike            Trustee


                                 By:  Gordon H. Silver,
                                      as Attorney-in-Fact
                                         February 29, 1996